Pioneer Multi-Asset
Ultrashort Income Fund

Schedule of Investments | June 30, 2021

Ticker Symbols:
Class A Class C Class C2 Class K Class Y	MAFRX MCFRX MAUCX MAUKX MYFRX

Schedule of Investments | 6/30/21 (unaudited)

Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS - 102.9%
	ASSET BACKED SECURITIES - 25.9% of Net Assets
152,590(a)	321 Henderson Receivables I LLC, Series 2004-A, Class A1, 0.423% (1 Month USD LIBOR + 35 bps), 9/15/45 (144A)	$ 150,340
223,717(a)	321 Henderson Receivables I LLC, Series 2006-1A, Class A1, 0.273% (1 Month USD LIBOR + 20 bps), 3/15/41 (144A)	221,916
647,687(a)	321 Henderson Receivables I LLC, Series 2006-2A, Class A1, 0.273% (1 Month USD LIBOR + 20 bps), 6/15/41 (144A)	633,978
849,711(a)	321 Henderson Receivables I LLC, Series 2006-3A, Class A1, 0.273% (1 Month USD LIBOR + 20 bps), 9/15/41 (144A)	830,733
616,548(a)	321 Henderson Receivables I LLC, Series 2006-4A, Class A1, 0.273% (1 Month USD LIBOR + 20 bps), 12/15/41 (144A)	613,667
321,664(a)	321 Henderson Receivables I LLC, Series 2007-1A, Class A1, 0.273% (1 Month USD LIBOR + 20 bps), 3/15/42 (144A)	310,603
3,000,000(a)	ABPCI Direct Lending Fund CLO V, Ltd., Series 2019-5A, Class CR, 4.287% (3 Month USD LIBOR + 420 bps), 4/20/31 (144A)	3,004,605
5,000,000(a)	ABPCI Direct Lending Fund CLO X LP, Series 2020-10A, Class A1A, 2.138% (3 Month USD LIBOR + 195 bps), 1/20/32 (144A)	5,011,025
1,890,199	ACC Trust, Series 2019-2, Class A, 2.82%, 2/21/23 (144A)	1,899,667
7,100,000(a)	Aimco CLO 11, Ltd., Series 2020-11A, Class A1, 1.564% (3 Month USD LIBOR + 138 bps), 10/15/31 (144A)	7,112,922
3,325,000(a)	Allegro CLO XIII, Ltd., Series 2021-1A, Class X, 0.0% (3 Month USD LIBOR + 100 bps), 7/20/34 (144A)	3,325,000
3,820,000	AM Capital Funding LLC, Series 2018-1, Class A, 4.98%, 12/15/23 (144A)	3,984,940
8,000,000	American Credit Acceptance Receivables Trust, Series 2020-1, Class B, 2.08%, 12/13/23 (144A)	8,021,323
1,334,544	American Credit Acceptance Receivables Trust, Series 2020-2, Class A, 1.65%, 12/13/23 (144A)	1,337,961
47,617(a)	Amortizing Residential Collateral Trust, Series 2002-BC5, Class M1, 1.127% (1 Month USD LIBOR + 104 bps), 7/25/32	47,631
9,850	Amur Equipment Finance Receivables V LLC, Series 2018-1A, Class A2, 3.24%, 12/20/23 (144A)	9,862
1,328,999	Amur Equipment Finance Receivables V LLC, Series 2018-1A, Class D, 3.98%, 4/22/24 (144A)	1,330,854
2,439,962	Amur Equipment Finance Receivables VI LLC, Series 2018-2A, Class A2, 3.89%, 7/20/22 (144A)	2,470,879
4,000,000	Amur Equipment Finance Receivables VII LLC, Series 2019-1A, Class B, 2.8%, 3/20/25 (144A)	4,112,395
1,750,000	Amur Equipment Finance Receivables IX LLC, Series 2021-1A, Class D, 2.3%, 11/22/27 (144A)	1,748,642
1,485,713(a)	Apidos CLO XXXII, Series 2019-32A, Class X, 0.838% (3 Month USD LIBOR + 65 bps), 1/20/33 (144A)	1,485,712
6,553,390(a)	Apres Static CLO, Ltd., Series 2019-1A, Class A1R, 1.254% (3 Month USD LIBOR + 107 bps), 10/15/28 (144A)	6,553,540
8,030,442	Aqua Finance Trust, Series 2019-A, Class A, 3.14%, 7/16/40 (144A)	8,248,964
7,380,855	Aqua Finance Trust, Series 2020-AA, Class A, 1.9%, 7/17/46 (144A)	7,464,747
7,500,000(a)	Arbor Realty Collateralized Loan Obligation, Ltd., Series 2020-FL1, Class D, 2.574% (1 Month USD LIBOR + 245 bps), 2/15/35 (144A)	7,481,269
4,000,000(a)	Ares LVII CLO, Ltd., Series 2020-57A, Class X, 0.926% (3 Month USD LIBOR + 75 bps), 10/25/31 (144A)	3,999,992
456,301(a)	Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W11, Class M2, 1.142% (1 Month USD LIBOR + 105 bps), 11/25/34	457,614
35,627(a)	Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-W3, Class A2D, 0.772% (1 Month USD LIBOR + 68 bps), 11/25/35	35,590
3,317,288	Arivo Acceptance Auto Loan Receivables Trust, Series 2019-1, Class A, 2.99%, 7/15/24 (144A)	3,353,499
8,446,000	ARM Master Trust, Series 2021-T2, Class A, 1.42%, 1/15/24 (144A)	8,451,220
5,654,000	ARM Master Trust, Series 2021-T2, Class B, 2.17%, 1/15/24 (144A)	5,653,925
2,509(a)	Asset-Backed Pass-Through Certificates, Series 2004-R2, Class A1A, 0.782% (1 Month USD LIBOR + 69 bps), 4/25/34	2,509
26,421(a)	Asset-Backed Pass-Through Certificates, Series 2004-R2, Class A1B, 0.712% (1 Month USD LIBOR + 62 bps), 4/25/34	26,417
250,000(a)	ASSURANT CLO, Ltd., Series 2018-2A, Class D, 3.038% (3 Month USD LIBOR + 285 bps), 4/20/31 (144A)	245,534
9,433,116(a)	Atlas Senior Loan Fund III, Ltd., Series 2013-1A, Class AR, 0.986% (3 Month USD LIBOR + 83 bps), 11/17/27 (144A)	9,432,267
416,457(a)	Atlas Senior Loan Fund XII, Ltd., Series 2018-12A, Class X, 0.926% (3 Month USD LIBOR + 75 bps), 10/24/31 (144A)	416,443
1,598,672	Avid Automobile Receivables Trust, Series 2019-1, Class A, 2.62%, 2/15/24 (144A)	1,606,525
6,250,000(a)	Barings Middle Market CLO, Ltd., Series 2018-IA, Class A1, 1.714% (3 Month USD LIBOR + 153 bps), 1/15/31 (144A)	6,250,556
562,500(a)	Battery Park CLO, Ltd., Series 2019-1A, Class X, 0.834% (3 Month USD LIBOR + 65 bps), 7/15/32 (144A)	562,499
3,500,000(a)	BDS, Ltd., Series 2020-FL5, Class C, 2.174% (1 Month USD LIBOR + 205 bps), 2/16/37 (144A)	3,500,024
687,500(a)	Bean Creek CLO, Ltd., Series 2015-1A, Class XR, 0.788% (3 Month USD LIBOR + 60 bps), 4/20/31 (144A)	687,487
260,988(a)	Bear Stearns Asset Backed Securities Trust, Series 2001-3, Class A1, 0.992% (1 Month USD LIBOR + 90 bps), 10/27/32	258,657
4,000,000	Blackbird Capital Aircraft, Series 2021-1A, Class A, 2.443%, 7/15/46 (144A)	4,023,136
11,500,000(a)	Blackrock DLF VIII-L CLO Trust, Series 2021-1A, Class A, 0.0% (3 Month USD LIBOR + 135 bps), 4/17/32 (144A)	11,497,769
Principal Amount USD ($)		Value
	ASSET BACKED SECURITIES - (continued)
2,000,000(a)	Brightwood Capital MM CLO, Ltd., Series 2020-1A, Class D, 5.519% (3 Month USD LIBOR + 540 bps), 12/15/28 (144A)	$2,014,228
607,983	BXG Receivables Note Trust, Series 2020-A, Class B, 2.49%, 2/28/36 (144A)	611,146
1,500,000(a)	California Street CLO IX LP, Series 2012-9A, Class XR2, 0.884% (3 Month USD LIBOR + 70 bps), 7/16/32 (144A)	1,499,991
3,000,000(a)	Capital One Multi-Asset Execution Trust, Series 2016-A7, Class A7, 0.583% (1 Month USD LIBOR + 51 bps), 9/16/24	3,006,007
1,277,208	Carnow Auto Receivables Trust, Series 2019-1A, Class A, 2.72%, 11/15/22 (144A)	1,279,279
2,673,352	CarNow Auto Receivables Trust, Series 2021-1A, Class A, 0.97%, 10/15/24 (144A)	2,674,825
1,750,000	CarNow Auto Receivables Trust, Series 2021-1A, Class B, 1.38%, 2/17/26 (144A)	1,755,297
1,150,000	CarNow Auto Receivables Trust, Series 2021-1A, Class C, 2.16%, 2/17/26 (144A)	1,154,246
5,000,000	Carvana Auto Receivables Trust, Series 2020-N1A, Class D, 3.43%, 1/15/26 (144A)	5,211,572
1,000,000	Carvana Auto Receivables Trust, Series 2021-P2, Class D, 2.02%, 5/10/28	997,570
6,750,000	Carvana Auto Receivables Trust, Series 2021-P2, Class N, 1.88%, 5/10/28 (144A)	6,749,837
5,000,000(a)	CBAM, Ltd., Series 2017-3A, Class A, 1.42% (3 Month USD LIBOR + 123 bps), 10/17/29 (144A)	5,001,575
2,978(b)	Centex Home Equity Loan Trust, Series 2003-A, Class AF6, 3.654%, 3/25/33	2,985
1,500,000(a)	Cerberus Loan Funding XXVIII LP, Series 2020-1A, Class A, 2.034% (3 Month USD LIBOR + 185 bps), 10/15/31 (144A)	1,502,394
3,961,510	Chase Auto Credit Linked Notes, Series 2020-1, Class B, 0.991%, 1/25/28 (144A)	3,972,875
9,000,000	Chase Auto Credit Linked Notes, Series 2021-1, Class B, 0.875%, 9/25/28 (144A)	9,006,044
2,068,000	Chase Auto Credit Linked Notes, Series 2021-1, Class C, 1.024%, 9/25/28 (144A)	2,068,318
4,000,000	Chase Auto Credit Linked Notes, Series 2021-1, Class F, 4.28%, 9/25/28 (144A)	3,991,523
1,352,775(a)	Chesapeake Funding II LLC, Series 2018-1A, Class A2, 0.523% (1 Month USD LIBOR + 45 bps), 4/15/30 (144A)	1,352,895
16,865,000(a)	CIFC Funding, Ltd., Series 2015-3A, Class AR, 1.06% (3 Month USD LIBOR + 87 bps), 4/19/29 (144A)	16,866,248
927,624	CIG Auto Receivables Trust, Series 2019-1A, Class A, 3.33%, 8/15/24 (144A)	930,460
1,410,892	CIG Auto Receivables Trust, Series 2020-1A, Class A, 0.68%, 10/12/23 (144A)	1,412,321
1,861,409(a)	CIM Small Business Loan Trust, Series 2018-1A, Class A, 1.493% (1 Month USD LIBOR + 140 bps), 3/20/43 (144A)	1,842,974
10,000,000(a)	Citibank Credit Card Issuance Trust, Series 2017-A7, Class A7, 0.451% (1 Month USD LIBOR + 37 bps), 8/8/24	10,037,463
515,000(a)	Citibank Credit Card Issuance Trust, Series 2018-A4, Class A4, 0.42% (1 Month USD LIBOR + 34 bps), 6/7/25	517,430
125,000(a)	Clear Creek CLO, Series 2015-1A, Class X, 1.188% (3 Month USD LIBOR + 100 bps), 10/20/30 (144A)	124,997
854,322	Commonbond Student Loan Trust, Series 2016-B, Class A1, 2.73%, 10/25/40 (144A)	866,986
163,945(a)	Commonbond Student Loan Trust, Series 2016-B, Class A2, 1.542% (1 Month USD LIBOR + 145 bps), 10/25/40 (144A)	164,803
1,436,661(a)	Commonbond Student Loan Trust, Series 2017-AGS, Class A2, 0.942% (1 Month USD LIBOR + 85 bps), 5/25/41 (144A)	1,436,847
2,545,714(a)	Commonbond Student Loan Trust, Series 2017-BGS, Class A2, 0.742% (1 Month USD LIBOR + 65 bps), 9/25/42 (144A)	2,525,530
108,526	Commonbond Student Loan Trust, Series 2017-BGS, Class C, 4.44%, 9/25/42 (144A)	112,912
2,111,481(a)	Commonbond Student Loan Trust, Series 2018-AGS, Class A2, 0.592% (1 Month USD LIBOR + 50 bps), 2/25/44 (144A)	2,097,537
4,307,263(a)	Commonbond Student Loan Trust, Series 2018-BGS, Class A2, 0.662% (1 Month USD LIBOR + 57 bps), 9/25/45 (144A)	4,281,356
2,921,215(a)	Commonbond Student Loan Trust, Series 2018-CGS, Class A2, 0.892% (1 Month USD LIBOR + 80 bps), 2/25/46 (144A)	2,902,721
5,134,941(a)	Commonbond Student Loan Trust, Series 2019-AGS, Class A2, 0.992% (1 Month USD LIBOR + 90 bps), 1/25/47 (144A)	5,149,689
1,332,815	Conn's Receivables Funding LLC, Series 2020-A, Class A, 1.71%, 6/16/25 (144A)	1,333,917
3,371,985	Conn's Receivables Funding LLC, Series 2020-A, Class C, 4.2%, 6/16/25 (144A)	3,385,872
25,469(a)	Conseco Finance Home Equity Loan Trust, Series 2002-C, Class MV1, 1.573% (1 Month USD LIBOR + 150 bps), 5/15/32	25,489
8,468,418	Consumer Loan Underlying Bond Club Certificate Issuer Trust, Series 2019-HP1, Class A, 2.59%, 12/15/26 (144A)	8,544,030
2,127,463	Consumer Loan Underlying Bond CLUB Credit Trust, Series 2020-P1, Class A, 2.26%, 3/15/28 (144A)	2,136,580
110,347	Consumer Loan Underlying Bond Credit Trust, Series 2019-P1, Class A, 2.94%, 7/15/26 (144A)	110,440
5,000,000	Credit Acceptance Auto Loan Trust, Series 2020-1A, Class C, 2.59%, 6/15/29 (144A)	5,140,892
6,296,267	Credito Real USA Auto Receivables Trust, Series 2021-1A, Class A, 1.35%, 2/16/27 (144A)	6,297,364
7,870,000	Credito Real USA Auto Receivables Trust, Series 2021-1A, Class B, 2.87%, 2/16/27 (144A)	7,846,628
1,350,000	Crossroads Asset Trust, Series 2021-A, Class B, 1.12%, 6/20/25 (144A)	1,350,277
500,000	Crossroads Asset Trust, Series 2021-A, Class D, 2.52%, 1/20/26 (144A)	498,099
403,724(a)	CWHEQ Revolving Home Equity Loan Resuritization Trust, Series 2006-RES, Class 4M1A, 0.353% (1 Month USD LIBOR + 28 bps), 2/15/34 (144A)	402,204
1,105,612(a)	CWHEQ Revolving Home Equity Loan Resuritization Trust, Series 2006-RES, Class 4N1A, 0.353% (1 Month USD LIBOR + 28 bps), 2/15/34 (144A)	1,095,984
1,031,110	Dell Equipment Finance Trust, Series 2020-1, Class A2, 2.26%, 6/22/22 (144A)	1,037,606
85	Delta Funding Home Equity Loan Trust, Series 1997-2, Class A6, 7.04%, 6/25/27	78
8,000,000(a)	Donlen Fleet Lease Funding 2 LLC, Series 2021-2, Class A1, 0.407% (1 Month USD LIBOR + 33 bps), 12/11/34 (144A)	8,006,052
178,407(a)	DRB Prime Student Loan Trust, Series 2016-B, Class A1, 1.892% (1 Month USD LIBOR + 180 bps), 6/25/40 (144A)	178,844
Principal Amount USD ($)		Value
	ASSET BACKED SECURITIES - (continued)
1,016,821(a)	DRB Prime Student Loan Trust, Series 2017-A, Class A1, 0.942% (1 Month USD LIBOR + 85 bps), 5/27/42 (144A)	$1,017,294
195,829	Drive Auto Receivables Trust, Series 2020-2, Class A2A, 0.85%, 7/17/23	195,903
394,442(a)	Drug Royalty III LP 1, Series 2017-1A, Class A1, 2.741% (3 Month USD LIBOR + 250 bps), 4/15/27 (144A)	394,439
1,492,587(a)	Drug Royalty III LP 1, Series 2018-1A, Class A1, 1.841% (3 Month USD LIBOR + 160 bps), 10/15/31 (144A)	1,479,260
1,125,000(a)	Dryden 80 CLO, Ltd., Series 2019-80A, Class X, 1.09% (3 Month USD LIBOR + 90 bps), 1/17/33 (144A)	1,124,998
190,466(a)	Earnest Student Loan Program LLC, Series 2016-C, Class A1, 1.942% (1 Month USD LIBOR + 185 bps), 10/27/36 (144A)	190,466
182,732(a)	Earnest Student Loan Program LLC, Series 2016-D, Class A1, 1.492% (1 Month USD LIBOR + 140 bps), 1/25/41 (144A)	182,859
561,852(a)	Earnest Student Loan Program LLC, Series 2017-A, Class A1, 1.092% (1 Month USD LIBOR + 100 bps), 1/25/41 (144A)	562,362
7,000,000(a)	Ellington CLO IV, Ltd., Series 2019-4A, Class AR, 0.0% (3 Month USD LIBOR + 158 bps), 4/15/29 (144A)	7,014,476
7,000,000(a)	Ellington CLO IV, Ltd., Series 2019-4A, Class BR, 0.0% (3 Month USD LIBOR + 200 bps), 4/15/29 (144A)	7,007,581
3,362,500(a)	Ellington CLO IV, Ltd., Series 2019-4A, Class CR, 0.0% (3 Month USD LIBOR + 275 bps), 4/15/29 (144A)	3,362,830
1,625,000(a)	Elmwood CLO IV, Ltd., Series 2020-1A, Class X, 0.884% (3 Month USD LIBOR + 70 bps), 4/15/33 (144A)	1,607,380
4,187,444	Encina Equipment Finance LLC, Series 2021-1A, Class A1, 0.5%, 9/15/25 (144A)	4,187,297
867,458	FCI Funding LLC, Series 2019-1A, Class A, 3.63%, 2/18/31 (144A)	878,118
6,985,352	FCI Funding LLC, Series 2021-1A, Class A, 1.13%, 4/15/33 (144A)	6,985,727
5,239,014	FCI Funding LLC, Series 2021-1A, Class B, 1.53%, 4/15/33 (144A)	5,239,495
5,892,555	FHF Trust, Series 2020-1A, Class A, 2.59%, 12/15/23 (144A)	5,940,469
9,440,698	FHF Trust, Series 2021-1A, Class A, 1.27%, 3/15/27 (144A)	9,435,283
2,500,000(b)	Finance of America HECM Buyout, Series 2021-HB1, Class M3, 3.64%, 2/25/31 (144A)	2,486,833
24,433(a)	First Franklin Mortgage Loan Trust, Series 2004-FF4, Class M1, 0.947% (1 Month USD LIBOR + 86 bps), 6/25/34	24,434
685,553	First Investors Auto Owner Trust, Series 2019-1A, Class A, 2.89%, 3/15/24 (144A)	688,603
9,965,761(a)	Fort CRE LLC, Series 2018-1A, Class A1, 1.446% (1 Month USD LIBOR + 135 bps), 11/16/35 (144A)	9,971,373
500,000(a)	Fort Washington CLO, Series 2019-1A, Class A, 1.608% (3 Month USD LIBOR + 142 bps), 10/20/32 (144A)	500,355
2,750,000(a)	Fortress Credit Opportunities VI CLO, Ltd., Series 2015-6A, Class A1TR, 1.548% (3 Month USD LIBOR + 136 bps), 7/10/30 (144A)	2,741,280
5,040,000(a)	Fortress Credit Opportunities IX CLO, Ltd., Series 2017-9A, Class A1T, 1.706% (3 Month USD LIBOR + 155 bps), 11/15/29 (144A)	5,040,630
1,921,416(a)	Fortress Credit Opportunities XIII CLO, Ltd., Series 2020-13A, Class A, 2.434% (3 Month USD LIBOR + 225 bps), 7/15/28 (144A)	1,922,202
10,257,228	Foundation Finance Trust, Series 2021-1A, Class A, 1.27%, 5/15/41 (144A)	10,269,905
1,183,915	Foursight Capital Automobile Receivables Trust, Series 2020-1, Class A2, 1.97%, 9/15/23 (144A)	1,186,662
2,500,000	Foursight Capital Automobile Receivables Trust, Series 2020-1, Class B, 2.27%, 2/18/25 (144A)	2,547,830
439,076	Freed ABS Trust, Series 2020-2CP, Class A, 4.52%, 6/18/27 (144A)	441,271
1,593,020	Freed ABS Trust, Series 2020-FP1, Class A, 2.52%, 3/18/27 (144A)	1,601,054
1,300,000	Freed ABS Trust, Series 2021-1CP, Class C, 2.83%, 3/20/28 (144A)	1,316,277
9,263,315	Freed ABS Trust, Series 2021-2, Class A, 0.68%, 6/19/28 (144A)	9,267,431
6,000,000	Freed ABS Trust, Series 2021-2, Class C, 1.94%, 6/19/28 (144A)	5,992,817
872,112	Genesis Private Label Amortizing Trust, Series 2020-1, Class A, 2.08%, 7/20/30 (144A)	872,559
12,000,000	Genesis Sales Finance Master Trust, Series 2021-AA, Class A, 1.2%, 12/21/26 (144A)	11,969,437
1,000,000	Genesis Sales Finance Master Trust, Series 2021-AA, Class D, 2.09%, 12/21/26 (144A)	997,391
3,000,000	GLS Auto Receivables Issuer Trust, Series 2019-3A, Class B, 2.72%, 6/17/24 (144A)	3,052,676
442,980	GLS Auto Receivables Trust, Series 2018-1A, Class B, 3.52%, 8/15/23 (144A)	446,617
1,740,599	Gold Key Resorts LLC, Series 2014-A, Class B, 3.72%, 3/17/31 (144A)	1,764,934
500,000(a)	Goldentree Loan Management US CLO 1, Ltd., Series 2017-1A, Class ER2, 6.7% (3 Month USD LIBOR + 650 bps), 4/20/34 (144A)	500,570
233,333(a)	Goldentree Loan Management US CLO 5, Ltd., Series 2019-5A, Class X, 0.688% (3 Month USD LIBOR + 50 bps), 10/20/32 (144A)	233,333
583,333(a)	Goldentree Loan Management US CLO 8, Ltd., Series 2020-8A, Class X, 1.038% (3 Month USD LIBOR + 85 bps), 7/20/31 (144A)	583,332
3,000,000(a)	Golub Capital Partners CLO 24M-R, Ltd., Series 2015-24A, Class AR, 1.776% (3 Month USD LIBOR + 160 bps), 11/5/29 (144A)	3,000,855
1,821,000(a)	Golub Capital Partners CLO 25M, Ltd., Series 2015-25A, Class AR, 1.556% (3 Month USD LIBOR + 138 bps), 5/5/30 (144A)	1,821,120
10,000,000(a)	Golub Capital Partners CLO 34M, Ltd., Series 2017-34A, Class AR, 1.895% (3 Month USD LIBOR + 170 bps), 3/14/31 (144A)	9,940,490
5,000,000(a)	Golub Capital Partners CLO 46M, Ltd., Series 2019-46A, Class A1A, 1.988% (3 Month USD LIBOR + 180 bps), 4/20/32 (144A)	5,012,370
2,499,902(a)	Gracie Point International Funding, Series 2020-B, Class A, 1.492% (1 Month USD LIBOR + 140 bps), 5/2/23 (144A)	2,523,151
3,000,000(a)	Gracie Point International Funding, Series 2020-B, Class B, 2.492% (1 Month USD LIBOR + 240 bps), 5/2/23 (144A)	3,025,715
Principal Amount USD ($)		Value
	ASSET BACKED SECURITIES - (continued)
10,000,000(a)	Gracie Point International Funding, Series 2021-1A, Class A, 0.86% (1 Month USD LIBOR + 75 bps), 11/1/23 (144A)	$10,000,000
1,889,000(a)	Gracie Point International Funding, Series 2021-1A, Class C, 2.51% (1 Month USD LIBOR + 240 bps), 11/1/23 (144A)	1,888,999
1,044,444(a)	Greywolf CLO III, Ltd., Series 2020-3RA, Class XR, 0.684% (3 Month USD LIBOR + 50 bps), 4/15/33 (144A)	1,039,603
583,333(a)	Harbor Park CLO, Ltd., Series 2018-1A, Class X, 1.088% (3 Month USD LIBOR + 90 bps), 1/20/31 (144A)	583,332
4,000,000	HOA Funding LLC, Series 2015-1A, Class B, 9.0%, 8/20/44 (144A)	3,940,120
37,275(a)	Home Equity Asset Trust, Series 2005-7, Class M1, 0.767% (1 Month USD LIBOR + 68 bps), 1/25/36	37,247
3,000,000(a)	Home Partners of America Trust, Series 2017-1, Class C, 1.632% (1 Month USD LIBOR + 155 bps), 7/17/34 (144A)	3,006,108
2,500,000(a)	Home Partners of America Trust, Series 2017-1, Class D, 1.982% (1 Month USD LIBOR + 190 bps), 7/17/34 (144A)	2,499,998
2,000,000(a)	Home Partners of America Trust, Series 2018-1, Class C, 1.332% (1 Month USD LIBOR + 125 bps), 7/17/37 (144A)	2,004,874
4,000,000(a)	ICG US CLO Ltd., Series 2017-1A, Class ERR, 7.456% (3 Month USD LIBOR + 736 bps), 7/28/34 (144A)	3,954,156
2,066,652(a)	Invitation Homes Trust, Series 2017-SFR2, Class C, 1.532% (1 Month USD LIBOR + 145 bps), 12/17/36 (144A)	2,069,333
10,674,460(a)	Invitation Homes Trust, Series 2018-SFR1, Class A, 0.782% (1 Month USD LIBOR + 70 bps), 3/17/37 (144A)	10,684,344
4,000,000(a)	Invitation Homes Trust, Series 2018-SFR1, Class B, 1.032% (1 Month USD LIBOR + 95 bps), 3/17/37 (144A)	4,005,524
7,162,394(a)	Invitation Homes Trust, Series 2018-SFR1, Class D, 1.532% (1 Month USD LIBOR + 145 bps), 3/17/37 (144A)	7,172,167
1,750,000(a)	Invitation Homes Trust, Series 2018-SFR2, Class C, 1.353% (1 Month USD LIBOR + 128 bps), 6/17/37 (144A)	1,752,518
9,998,014(a)	Invitation Homes Trust, Series 2018-SFR2, Class D, 1.523% (1 Month USD LIBOR + 145 bps), 6/17/37 (144A)	10,017,117
5,000,000(a)	Ivy Hill Middle Market Credit Fund XII, Ltd., Series 12A, Class A1TR, 1.742% (3 Month USD LIBOR + 160 bps), 7/20/33 (144A)	4,998,750
297,051(a)	KVK CLO, Ltd., Series 2018-1A, Class A, 1.085% (3 Month USD LIBOR + 93 bps), 5/20/29 (144A)	297,160
15,000,000(a)	KVK CLO, Ltd., Series 2018-1A, Class B, 1.805% (3 Month USD LIBOR + 165 bps), 5/20/29 (144A)	15,003,945
5,500,000(a)	Lake Shore MM CLO III LLC, Series 2020-1A, Class A, 2.484% (3 Month USD LIBOR + 230 bps), 10/15/29 (144A)	5,516,918
3,121,392(a)	Laurel Road Prime Student Loan Trust, Series 2017-C, Class A1, 0.642% (1 Month USD LIBOR + 55 bps), 11/25/42 (144A)	3,111,777
44,966	Laurel Road Prime Student Loan Trust, Series 2020-A, Class A1FX, 0.72%, 11/25/50 (144A)	44,972
275,000(a)	LCM 28, Ltd., Series 28A, Class X, 1.088% (3 Month USD LIBOR + 90 bps), 10/20/30 (144A)	274,996
8,000,000(a)	LCM XVIII LP, Series 18A, Class A1R, 1.208% (3 Month USD LIBOR + 102 bps), 4/20/31 (144A)	7,980,136
349,586(a)	Lehman XS Trust, Series 2005-4, Class 1A3, 0.892% (1 Month USD LIBOR + 80 bps), 10/25/35	349,881
8,684,000	Lendingpoint Asset Securitization Trust, Series 2020-1, Class C, 4.143%, 2/10/26 (144A)	8,768,381
9,364,024	LFS 2021A LLC, Series 2021-A, Class A, 2.46%, 4/15/33 (144A)	9,363,424
415,708	LL ABS Trust, Series 2019-1A, Class A, 2.87%, 3/15/27 (144A)	416,016
2,385,668	LL ABS Trust, Series 2020-1A, Class A, 2.33%, 1/17/28 (144A)	2,402,480
7,500,000(a)	LoanCore Issuer, Ltd., Series 2019-CRE2, Class A, 1.203% (1 Month USD LIBOR + 113 bps), 5/15/36 (144A)	7,497,660
7,094,781(a)	M360 LLC, Series 2019-CRE2, Class A, 1.524% (1 Month USD LIBOR + 140 bps), 9/15/34 (144A)	7,098,862
1,000,000(a)	Madison Park Funding XII, Ltd., Series 2014-12A, Class CR, 2.538% (3 Month USD LIBOR + 235 bps), 7/20/26 (144A)	1,000,411
1,100,000(a)	Madison Park Funding XLV, Ltd., Series 2020-45A, Class ER, 0.0% (3 Month USD LIBOR + 635 bps), 7/15/34 (144A)	1,100,000
248,216(a)	Magnetite VII, Ltd., Series 2012-7A, Class A1R2, 0.984% (3 Month USD LIBOR + 80 bps), 1/15/28 (144A)	248,231
8,629,000(a)	Magnetite XVIII, Ltd., Series 2016-18A, Class AR, 1.236% (3 Month USD LIBOR + 108 bps), 11/15/28 (144A)	8,629,086
1,085,979	Marlette Funding Trust, Series 2020-1A, Class A, 2.24%, 3/15/30 (144A)	1,087,873
2,500,000(a)	MCF CLO VII LLC, Series 2017-3A, Class ER, 9.291% (3 Month USD LIBOR + 915 bps), 7/20/33 (144A)	2,437,748
5,250,000	Mercury Financial Credit Card Master Trust, Series 2021-1A, Class A, 1.54%, 3/20/26 (144A)	5,265,499
7,000,000	Mercury Financial Credit Card Master Trust, Series 2021-1A, Class B, 2.33%, 3/20/26 (144A)	7,040,015
190,630(a)	Merrill Lynch Mortgage Investors Trust, Series 2004-OPT1, Class A1B, 0.952% (1 Month USD LIBOR + 86 bps), 6/25/35	189,724
9,000,000(a)	MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL6, Class E, 3.05% (1 Month USD LIBOR + 295 bps), 7/16/36 (144A)	9,011,191
9,000,000(a)	MF1, Ltd., Series 2020-FL4, Class A, 1.824% (1 Month USD LIBOR + 170 bps), 11/15/35 (144A)	9,073,108
9,000,000(a)	MJX Venture Management II LLC, Series 2014-18RR, Class A, 1.404% (3 Month USD LIBOR + 122 bps), 10/16/29 (144A)	9,000,810
2,024,154	MMAF Equipment Finance LLC, Series 2019-B, Class A2, 2.07%, 10/12/22 (144A)	2,034,704
4,750,000(a)	Monroe Capital Bsl CLO, Ltd., Series 2015-1A, Class CR, 2.6% (3 Month USD LIBOR + 245 bps), 5/22/27 (144A)	4,750,019
Principal Amount USD ($)		Value
	ASSET BACKED SECURITIES - (continued)
391,626(a)	Morgan Stanley Home Equity Loan Trust, Series 2006-2, Class A4, 0.652% (1 Month USD LIBOR + 56 bps), 2/25/36	$ 388,646
4,066,667	MVW LLC, Series 2021-1WA, Class A, 1.14%, 1/22/41 (144A)	4,064,759
2,064,905(a)	National Collegiate Trust, Series 2007-A, Class A, 0.387% (1 Month USD LIBOR + 30 bps), 5/25/31 (144A)	2,028,460
3,163,390(b)	Nationstar HECM Loan Trust, Series 2019-1A, Class A, 2.651%, 6/25/29 (144A)	3,168,103
3,288,321(b)	Nationstar HECM Loan Trust, Series 2020-1A, Class A1, 1.269%, 9/25/30 (144A)	3,296,545
4,842,522(a)	Navient Student Loan Trust, Series 2021-1A, Class A1B, 0.692% (1 Month USD LIBOR + 60 bps), 12/26/69 (144A)	4,869,190
4,000,000(a)	Navistar Financial Dealer Note Master Trust, Series 2020-1, Class A, 1.042% (1 Month USD LIBOR + 95 bps), 7/25/25 (144A)	4,031,205
1,000,000(a)	Navistar Financial Dealer Note Master Trust, Series 2020-1, Class C, 2.242% (1 Month USD LIBOR + 215 bps), 7/25/25 (144A)	1,011,017
1,220,012	Nelnet Private Education Loan Trust, Series 2016-A, Class A1B, 3.6%, 12/26/40 (144A)	1,239,744
7,328,556(a)	Nelnet Student Loan Trust, Series 2005-2, Class A5, 0.235% (3 Month USD LIBOR + 10 bps), 3/23/37	7,211,755
13,575,000	Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36%, 4/20/62 (144A)	13,580,290
5,000,000(a)	Neuberger Berman CLO XXI, Ltd., Series 2016-21A, Class XR2, 1.06% (3 Month USD LIBOR + 90 bps), 4/20/34 (144A)	5,000,050
2,062,500(a)	Neuberger Berman CLO XXII, Ltd., Series 2016-22A, Class XR, 1.09% (3 Month USD LIBOR + 90 bps), 10/17/30 (144A)	2,062,496
503,913(a)	Newtek Small Business Loan Trust, Series 2016-1A, Class A, 3.092% (1 Month USD LIBOR + 300 bps), 2/25/42 (144A)	504,958
2,967,698(a)	Newtek Small Business Loan Trust, Series 2017-1, Class A, 2.092% (1 Month USD LIBOR + 200 bps), 2/25/43 (144A)	2,952,657
3,925,107(a)	Newtek Small Business Loan Trust, Series 2018-1, Class A, 2.7% (PRIME + -55 bps), 2/25/44 (144A)	3,864,384
3,019,313(a)	Newtek Small Business Loan Trust, Series 2018-1, Class B, 4.0% (PRIME + 75 bps), 2/25/44 (144A)	2,918,641
9,087,245(a)	Newtek Small Business Loan Trust, Series 2019-1, Class A, 2.35% (PRIME + -90 bps), 12/25/44 (144A)	8,954,012
1,938,612(a)	Newtek Small Business Loan Trust, Series 2019-1, Class B, 3.5% (PRIME + 25 bps), 12/25/44 (144A)	1,846,527
1,300,000	NextGear Floorplan Master Owner Trust, Series 2018-2A, Class A2, 3.69%, 10/15/23 (144A)	1,313,005
3,189,731	NMEF Funding LLC, Series 2019-A, Class A, 2.73%, 8/17/26 (144A)	3,203,143
1,800,000	NMEF Funding LLC, Series 2019-A, Class C, 3.3%, 8/17/26 (144A)	1,840,195
127,150(a)	NovaStar Mortgage Funding Trust, Series 2003-1, Class A2, 0.872% (1 Month USD LIBOR + 78 bps), 5/25/33	126,478
6,768,826	Oasis LLC, Series 2020-1A, Class A, 3.82%, 1/15/32 (144A)	6,799,460
4,380,636	Oasis LLC, Series 2020-2A, Class A, 4.262%, 5/15/32 (144A)	4,417,701
7,713,306	Oasis Securitization Funding LLC, Series 2021-1A, Class A, 2.579%, 2/15/33 (144A)	7,728,862
1,500,000(a)	Octagon Investment Partners XXI, Ltd., Series 2014-1A, Class XR3, 0.804% (3 Month USD LIBOR + 65 bps), 2/14/31 (144A)	1,499,997
1,625,000(a)	Octagon Investment Partners XXII, Ltd., Series 2014-1A, Class XRR, 0.834% (3 Month USD LIBOR + 65 bps), 1/22/30 (144A)	1,624,964
5,921,328	Octane Receivables Trust, Series 2020-1A, Class A, 1.71%, 2/20/25 (144A)	5,972,211
10,750,000	Octane Receivables Trust, Series 2021-1A, Class A, 0.93%, 3/22/27 (144A)	10,755,424
2,750,000	Octane Receivables Trust, Series 2021-1A, Class C, 2.23%, 11/20/28 (144A)	2,760,452
642,857(a)	OHA Credit Funding 3, Ltd., Series 2019-3A, Class X, 0.838% (3 Month USD LIBOR + 65 bps), 7/20/32 (144A)	642,857
2,250,000(a)	OHA Credit Funding 5, Ltd., Series 2020-5A, Class X, 0.74% (3 Month USD LIBOR + 55 bps), 4/18/33 (144A)	2,226,373
929,400	OneMain Financial Issuance Trust, Series 2019-1A, Class A, 3.48%, 2/14/31 (144A)	930,496
170,000	OneMain Financial Issuance Trust, Series 2019-1A, Class B, 3.79%, 2/14/31 (144A)	170,596
7,500,000(a)	OneMain Financial Issuance Trust, Series 2021-1A, Class A2, 0.77% (SOFR30A + 76 bps), 6/16/36 (144A)	7,606,499
6,000,000	Oportun Funding XIV LLC, Series 2021-A, Class B, 1.76%, 3/8/28 (144A)	5,975,407
3,000,000	Oportun Funding XIV LLC, Series 2021-A, Class D, 5.4%, 3/8/28 (144A)	2,999,790
5,000,000(a)	Owl Rock CLO I, Ltd., Series 2019-1A, Class B, 2.855% (3 Month USD LIBOR + 270 bps), 5/20/31 (144A)	5,004,890
11,000,000(a)	Owl Rock CLO II, Ltd., Series 2019-2A, Class ALR, 1.744% (3 Month USD LIBOR + 155 bps), 4/20/33 (144A)	11,009,845
2,000,000(a)	Owl Rock CLO IV, Ltd., Series 2020-4A, Class A1, 2.775% (3 Month USD LIBOR + 262 bps), 5/20/29 (144A)	2,000,000
2,000,000(a)	Owl Rock CLO IV, Ltd., Series 2020-4A, Class A1R, 0.0% (3 Month USD LIBOR + 160 bps), 8/20/33 (144A)	2,000,212
3,000,000(a)	OZLM XXIII, Ltd., Series 2019-23A, Class X, 1.084% (3 Month USD LIBOR + 90 bps), 4/15/34 (144A)	2,999,994
1,465,865	Pagaya AI Debt Selection Trust, Series 2020-3, Class A, 2.1%, 5/17/27 (144A)	1,476,461
7,413,258	Pagaya AI Debt Selection Trust, Series 2021-1, Class A, 1.18%, 11/15/27 (144A)	7,428,532
4,000,000(a)	Palmer Square Loan Funding, Ltd., Series 2020-4A, Class C, 3.747% (3 Month USD LIBOR + 360 bps), 11/25/28 (144A)	4,013,380
1,250,000(a)	Palmer Square Loan Funding, Ltd., Series 2021-2A, Class D, 5.146% (3 Month USD LIBOR + 500 bps), 5/20/29 (144A)	1,250,673
4,400,000(a)	Parallel, Ltd., Series 2021-1A, Class D, 3.582% (3 Month USD LIBOR + 345 bps), 7/15/34 (144A)	4,399,943
4,866,639	Pawnee Equipment Receivables LLC, Series 2019-1, Class A2, 2.29%, 10/15/24 (144A)	4,913,696
Principal Amount USD ($)		Value
	ASSET BACKED SECURITIES - (continued)
2,636,343	Pawnee Equipment Receivables LLC, Series 2020-1, Class A, 1.37%, 11/17/25 (144A)	$ 2,649,088
6,566,811	PEAR LLC, Series 2020-1, Class A, 3.75%, 12/15/32 (144A)	6,565,312
30,000,000(a)	PFS Financing Corp., Series 2019-B, Class A, 0.623% (1 Month USD LIBOR + 55 bps), 9/15/23 (144A)	30,024,090
2,500,000	PFS Financing Corp., Series 2021-A, Class A, 0.71%, 4/15/26 (144A)	2,498,290
16,117,000(a)	Pnmac GMSR Issuer Trust, Series 2018-GT2, Class A, 2.742% (1 Month USD LIBOR + 265 bps), 8/25/25 (144A)	16,092,275
288,649	Prosper Marketplace Issuance Trust, Series 2019-4A, Class A, 2.48%, 2/17/26 (144A)	289,009
3,500,000	Purchasing Power Funding LLC, Series 2021-A, Class A, 1.57%, 10/15/25 (144A)	3,499,408
4,860,000	Purchasing Power Funding LLC, Series 2021-A, Class C, 2.53%, 10/15/25 (144A)	4,857,237
2,310,000	Purchasing Power Funding LLC, Series 2021-A, Class D, 4.37%, 10/15/25 (144A)	2,308,210
4,745,118(a)	RAAC Trust, Series 2006-RP1, Class M2, 1.292% (1 Month USD LIBOR + 120 bps), 10/25/45 (144A)	4,785,507
339,172(a)	RAMP Trust, Series 2005-EFC6, Class M2, 0.737% (1 Month USD LIBOR + 43 bps), 11/25/35	338,852
447,368(a)	RASC Trust, Series 2005-KS1, Class M1, 0.767% (1 Month USD LIBOR + 45 bps), 2/25/35	447,582
8,414,493(a)	ReadyCap Lending Small Business Loan Trust, Series 2019-2, Class A, 2.75% (PRIME + -50 bps), 12/27/44 (144A)	8,043,357
4,500,000(a)	Regatta VI Funding, Ltd., Series 2016-1A, Class XR, 0.935% (3 Month USD LIBOR + 80 bps), 4/20/34 (144A)	4,499,996
4,500,000(a)	Regatta VII Funding, Ltd., Series 2016-1A, Class X, 0.0% (3 Month USD LIBOR + 85 bps), 6/20/34 (144A)	4,500,000
6,400,000	Republic Finance Issuance Trust, Series 2019-A, Class A, 3.43%, 11/22/27 (144A)	6,468,138
7,500,000(a)	Rosy, Series 2018-1, Class A2, 3.377% (1 Month USD LIBOR + 325 bps), 12/15/25 (144A)	7,200,000
21,132(a)	Salomon Mortgage Loan Trust, Series 2001-CB4, Class 1A1, 0.992% (1 Month USD LIBOR + 90 bps), 11/25/33	21,136
4,984,179	SCF Equipment Leasing LLC, Series 2019-2A, Class A1, 2.22%, 6/20/24 (144A)	5,014,057
1,500,000	SCF Equipment Leasing LLC, Series 2021-1A, Class A3, 0.83%, 8/21/28 (144A)	1,489,907
7,722(a)	Securitized Asset Backed Receivables LLC Trust, Series 2005-OP2, Class M1, 0.737% (1 Month USD LIBOR + 65 bps), 10/25/35	7,717
263,348(a)	Security National Mortgage Loan Trust, Series 2007-1A, Class 2A, 0.442% (1 Month USD LIBOR + 35 bps), 4/25/37 (144A)	263,179
1,291,168	Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class A, 0.99%, 11/20/37 (144A)	1,287,033
1,420,284	Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class D, 3.17%, 11/20/37 (144A)	1,429,951
6,388,718(a)	SLM Private Credit Student Loan Trust, Series 2007-A, Class A4A, 0.359% (3 Month USD LIBOR + 24 bps), 12/16/41	6,228,989
12,791,755(a)	SLM Student Loan Trust, Series 2006-10, Class A6, 0.326% (3 Month USD LIBOR + 15 bps), 3/25/44	12,544,626
833,212	Small Business Lending Trust, Series 2019-A, Class A, 2.85%, 7/15/26 (144A)	832,701
2,532,599	Small Business Lending Trust, Series 2020-A, Class A, 2.62%, 12/15/26 (144A)	2,540,698
1,500,000	Small Business Lending Trust, Series 2020-A, Class B, 3.2%, 12/15/26 (144A)	1,507,378
1,000,000	Small Business Lending Trust, Series 2020-A, Class C, 5.01%, 12/15/26 (144A)	980,650
2,102,294	Sofi Consumer Loan Program LLC, Series 2016-1, Class A, 3.26%, 8/25/25 (144A)	2,106,500
2,916,242	Sofi Consumer Loan Program Trust, Series 2018-1, Class B, 3.65%, 2/25/27 (144A)	2,956,525
227,140	Sofi Consumer Loan Program Trust, Series 2019-2, Class A, 3.01%, 4/25/28 (144A)	227,755
932,169(a)	Sofi Professional Loan Program LLC, Series 2015-D, Class A1, 1.592% (1 Month USD LIBOR + 150 bps), 10/27/36 (144A)	939,037
947,129(a)	Sofi Professional Loan Program LLC, Series 2016-A, Class A1, 1.842% (1 Month USD LIBOR + 175 bps), 8/25/36 (144A)	954,404
583,750(a)	Sofi Professional Loan Program LLC, Series 2016-B, Class A1, 1.292% (1 Month USD LIBOR + 120 bps), 6/25/33 (144A)	587,362
1,518,304(a)	Sofi Professional Loan Program LLC, Series 2016-C, Class A1, 1.192% (1 Month USD LIBOR + 110 bps), 10/27/36 (144A)	1,524,458
379,503(a)	Sofi Professional Loan Program LLC, Series 2016-D, Class A1, 1.042% (1 Month USD LIBOR + 95 bps), 1/25/39 (144A)	380,982
695,984(a)	Sofi Professional Loan Program LLC, Series 2016-E, Class A1, 0.942% (1 Month USD LIBOR + 85 bps), 7/25/39 (144A)	697,197
256,080(a)	Sofi Professional Loan Program LLC, Series 2017-A, Class A1, 0.792% (1 Month USD LIBOR + 70 bps), 3/26/40 (144A)	256,448
301,935(a)	Sofi Professional Loan Program LLC, Series 2017-C, Class A1, 0.692% (1 Month USD LIBOR + 60 bps), 7/25/40 (144A)	302,125
351,124(a)	Sofi Professional Loan Program LLC, Series 2017-E, Class A1, 0.592% (1 Month USD LIBOR + 50 bps), 11/26/40 (144A)	351,348
778,693(a)	Sofi Professional Loan Program LLC, Series 2018-A, Class A1, 0.442% (1 Month USD LIBOR + 35 bps), 2/25/42 (144A)	774,869
513,924	Sofi Professional Loan Program LLC, Series 2019-C, Class A1FX, 2.13%, 11/16/48 (144A)	514,353
5,500,000(a)	Sound Point CLO V-R, Ltd., Series 2014-1RA, Class D, 3.29% (3 Month USD LIBOR + 310 bps), 7/18/31 (144A)	5,341,996
3,000,000(a)	Sound Point CLO XVI, Ltd., Series 2017-2A, Class D, 3.776% (3 Month USD LIBOR + 360 bps), 7/25/30 (144A)	2,959,791
800,000(a)	Sound Point CLO XXV, Ltd., Series 2019-4A, Class X, 0.834% (3 Month USD LIBOR + 65 bps), 1/15/33 (144A)	799,999
3,566,514	SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37 (144A)	3,601,756
2,628,198	Springleaf Funding Trust, Series 2015-BA, Class A, 3.48%, 5/15/28 (144A)	2,631,284
38,834(a)	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-NC2, Class M4, 0.797% (1 Month USD LIBOR + 71 bps), 5/25/35	38,866
9,000,000(a)	STWD, Ltd., Series 2021-FL2, Class A, 1.283% (1 Month USD LIBOR + 120 bps), 4/18/38 (144A)	9,011,264
Principal Amount USD ($)		Value
	ASSET BACKED SECURITIES - (continued)
6,000,000(a)	STWD, Ltd., Series 2021-SIF1, Class A, 1.695% (3 Month USD LIBOR + 150 bps), 4/15/32 (144A)	$ 6,003,780
1,500,000(a)	STWD, Ltd., Series 2021-SIF1, Class C, 2.545% (3 Month USD LIBOR + 235 bps), 4/15/32 (144A)	1,500,000
4,750,000(a)	THL Credit Wind River CLO, Ltd., Series 2019-1A, Class XR, 1.096% (3 Month USD LIBOR + 95 bps), 7/20/34 (144A)	4,750,000
1,586,000	Tidewater Auto Receivables Trust, Series 2018-AA, Class E, 5.48%, 10/15/26 (144A)	1,604,155
4,835,184	Tidewater Auto Receivables Trust, Series 2020-AA, Class A2, 1.39%, 8/15/24 (144A)	4,856,577
2,750,000	Tidewater Auto Receivables Trust, Series 2020-AA, Class E, 3.35%, 7/17/28 (144A)	2,790,120
8,406,150(a)	Towd Point Asset Trust, Series 2018-SL1, Class A, 0.692% (1 Month USD LIBOR + 60 bps), 1/25/46 (144A)	8,357,048
11,000,000(a)	Towd Point Asset Trust, Series 2018-SL1, Class B, 1.142% (1 Month USD LIBOR + 105 bps), 1/25/46 (144A)	10,817,932
136,641(b)	Towd Point Mortgage Trust, Series 2015-5, Class A1B, 2.75%, 5/25/55 (144A)	136,633
4,541,212(b)	Towd Point Mortgage Trust, Series 2018-SJ1, Class XA, 5.0%, 10/25/58 (144A)	4,635,756
4,040,267(a)	Towd Point Mortgage Trust, Series 2019-HY2, Class A1, 1.092% (1 Month USD LIBOR + 100 bps), 5/25/58 (144A)	4,071,005
446,740(b)	Towd Point Mortgage Trust, Series 2019-HY2, Class XA, 5.0%, 5/25/58 (144A)	446,257
2,351,349(a)	Towd Point Mortgage Trust, Series 2019-HY3, Class A1A, 1.092% (1 Month USD LIBOR + 100 bps), 10/25/59 (144A)	2,368,861
2,745,541	Towd Point Mortgage Trust, Series 2019-HY3, Class XA, 4.5%, 10/25/59 (144A)	2,726,638
1,791,528(b)	Towd Point Mortgage Trust, Series 2019-SJ1, Class XA, 5.0%, 11/25/58 (144A)	1,794,624
1,739,007(b)	Towd Point Mortgage Trust, Series 2019-SJ2, Class XA, 5.0%, 11/25/58 (144A)	1,810,874
7,074,317(b)	Towd Point Mortgage Trust, Series 2019-SJ3, Class A1, 3.0%, 11/25/59 (144A)	7,119,416
8,614,124(b)	Towd Point Mortgage Trust, Series 2019-SJ3, Class XA, 4.5%, 11/25/59 (144A)	8,614,124
12,485,642	Towd Point Mortgage Trust, Series 2020-4, Class XA, 3.25%, 10/25/60 (144A)	12,416,911
13,750,000(a)	Trafigura Securitisation Finance Plc, Series 2018-1A, Class A1, 0.803% (1 Month USD LIBOR + 73 bps), 3/15/22 (144A)	13,748,350
2,500,000	Trafigura Securitisation Finance Plc, Series 2018-1A, Class B, 4.29%, 3/15/22 (144A)	2,501,373
1,076,923(a)	Tralee CLO V, Ltd., Series 2018-5A, Class AX, 0.888% (3 Month USD LIBOR + 70 bps), 10/20/28 (144A)	1,076,574
1,500,000(a)	Trinitas CLO XVI, Ltd., Series 2021-16A, Class D, 0.0% (3 Month USD LIBOR + 330 bps), 7/20/34 (144A)	1,499,841
16,400,000(a)	TRTX Issuer, Ltd., Series 2019-FL3, Class C, 2.224% (1 Month USD LIBOR + 210 bps), 10/15/34 (144A)	16,297,616
3,415,962	TVEST LLC, Series 2020-A, Class A, 4.5%, 7/15/32 (144A)	3,445,226
42,005	United Auto Credit Securitization Trust, Series 2020-1, Class A, 0.85%, 5/10/22 (144A)	42,009
4,700,000	United Auto Credit Securitization Trust, Series 2021-1, Class F, 4.3%, 9/10/27 (144A)	4,705,935
1,500,000	Upstart Pass-Through Trust Series, Series 2021-ST4, Class A, 2.0%, 7/20/27 (144A)	1,499,323
6,450,000	Upstart Pass-Through Trust Series, Series 2021-ST5, Class A, 2.0%, 7/20/27 (144A)	6,443,981
1,008,968	Upstart Securitization Trust, Series 2019-2, Class A, 2.897%, 9/20/29 (144A)	1,010,983
3,856,522	Upstart Securitization Trust, Series 2019-3, Class A, 2.684%, 1/21/30 (144A)	3,878,311
9,616,884	Upstart Securitization Trust, Series 2020-1, Class A, 2.322%, 4/22/30 (144A)	9,681,402
5,571,184	Upstart Securitization Trust, Series 2020-3, Class A, 1.702%, 11/20/30 (144A)	5,603,596
2,250,000	Upstart Securitization Trust, Series 2021-1, Class B, 1.89%, 3/20/31 (144A)	2,263,003
5,563,539	USASF Receivables LLC, Series 2020-1A, Class A, 2.47%, 8/15/23 (144A)	5,596,205
118,421(a)	Venture 32 CLO, Ltd., Series 2018-32RR, Class AX, 0.94% (3 Month USD LIBOR + 75 bps), 7/19/31 (144A)	118,418
694,406(a)	Venture XXI CLO, Ltd., Series 2015-21A, Class AR, 1.064% (3 Month USD LIBOR + 88 bps), 7/15/27 (144A)	694,423
6,735,319(a)	Verizon Owner Trust, Series 2019-A, Class A1B, 0.423% (1 Month USD LIBOR + 33 bps), 9/20/23	6,743,594
4,760,391	Veros Auto Receivables Trust, Series 2021-1, Class A, 0.92%, 10/15/26 (144A)	4,760,171
2,000,000	Veros Auto Receivables Trust, Series 2021-1, Class C, 3.64%, 8/15/28 (144A)	1,994,922
5,839,625	Veros Automobile Receivables Trust, Series 2020-1, Class A, 1.67%, 9/15/23 (144A)	5,853,831
2,000,000	Veros Automobile Receivables Trust, Series 2020-1, Class B, 2.19%, 6/16/25 (144A)	2,015,835
1,012,707	Volvo Financial Equipment LLC, Series 2019-2A, Class A2, 2.02%, 8/15/22 (144A)	1,014,527
652,717	Westgate Resorts LLC, Series 2017-1A, Class B, 4.05%, 12/20/30 (144A)	650,944
1,930,670	Westgate Resorts LLC, Series 2018-1A, Class B, 3.58%, 12/20/31 (144A)	1,962,031
299,329	Westgate Resorts LLC, Series 2018-1A, Class C, 4.1%, 12/20/31 (144A)	302,703
1,863,508	Westgate Resorts LLC, Series 2020-1A, Class A, 2.713%, 3/20/34 (144A)	1,902,736
2,236,210	Westgate Resorts LLC, Series 2020-1A, Class C, 6.213%, 3/20/34 (144A)	2,360,028
7,233,488	Willis Engine Structured Trust VI, Series 2021-A, Class B, 5.438%, 5/15/46 (144A)	7,445,341
7,191(a)	Wilshire Mortgage Loan Trust, Series 1997-2, Class A6, 0.372% (1 Month USD LIBOR + 28 bps), 5/25/28	7,187
1,252,248(a)	Wind River CLO, Ltd., Series 2016-1A, Class AR, 1.234% (3 Month USD LIBOR + 105 bps), 7/15/28 (144A)	1,252,293
5,000,000(a)	Woodmont Trust, Series 2020-7A, Class A1A, 2.084% (3 Month USD LIBOR + 190 bps), 1/15/32 (144A)	5,041,835
	TOTAL ASSET BACKED SECURITIES
	(Cost $1,219,929,126)	$1,222,079,961
	COLLATERALIZED MORTGAGE OBLIGATIONS - 15.6% of Net Assets
67,721(b)	Bear Stearns Mortgage Securities, Inc., Series 1997-6, Class 3B1, 2.518%, 6/25/30	$ 69,510
8,800,885(a)	Bellemeade Re, Ltd., Series 2017-1, Class M2, 3.442% (1 Month USD LIBOR + 335 bps), 10/25/27 (144A)	8,823,628
6,533,876(a)	Bellemeade Re, Ltd., Series 2018-1A, Class M1B, 1.692% (1 Month USD LIBOR + 160 bps), 4/25/28 (144A)	6,538,080
Principal Amount USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
2,319,316(a)	Bellemeade Re, Ltd., Series 2018-3A, Class M1B, 1.942% (1 Month USD LIBOR + 185 bps), 10/25/28 (144A)	$2,325,446
6,125,000(a)	Bellemeade Re, Ltd., Series 2018-3A, Class M2, 2.842% (1 Month USD LIBOR + 275 bps), 10/25/28 (144A)	6,170,860
8,448(a)	Bellemeade Re, Ltd., Series 2019-1A, Class M1A, 1.392% (1 Month USD LIBOR + 130 bps), 3/25/29 (144A)	8,448
5,290,000(a)	Bellemeade Re, Ltd., Series 2019-1A, Class M1B, 1.842% (1 Month USD LIBOR + 175 bps), 3/25/29 (144A)	5,289,998
2,800,000(a)	Bellemeade Re, Ltd., Series 2019-3A, Class B1, 2.592% (1 Month USD LIBOR + 250 bps), 7/25/29 (144A)	2,799,998
10,671,000(a)	Bellemeade Re, Ltd., Series 2019-3A, Class M1B, 1.692% (1 Month USD LIBOR + 160 bps), 7/25/29 (144A)	10,698,199
10,150,000(a)	Bellemeade Re, Ltd., Series 2019-4A, Class M1B, 2.092% (1 Month USD LIBOR + 200 bps), 10/25/29 (144A)	10,156,331
5,000,000(a)	Bellemeade Re, Ltd., Series 2019-4A, Class M1C, 2.592% (1 Month USD LIBOR + 250 bps), 10/25/29 (144A)	4,999,996
3,250,000(a)	Bellemeade Re, Ltd., Series 2020-2A, Class M1B, 3.292% (1 Month USD LIBOR + 320 bps), 8/26/30 (144A)	3,271,401
3,250,000(a)	Bellemeade Re, Ltd., Series 2020-2A, Class M1C, 4.092% (1 Month USD LIBOR + 400 bps), 8/26/30 (144A)	3,312,544
4,567,000(a)	Bellemeade Re, Ltd., Series 2020-3A, Class M1B, 2.942% (1 Month USD LIBOR + 285 bps), 10/25/30 (144A)	4,665,348
8,160,000(a)	Bellemeade Re, Ltd., Series 2020-3A, Class M1C, 3.792% (1 Month USD LIBOR + 370 bps), 10/25/30 (144A)	8,525,658
4,120,000(a)	Bellemeade Re, Ltd., Series 2020-4A, Class M2B, 3.692% (1 Month USD LIBOR + 360 bps), 6/25/30 (144A)	4,171,251
3,523,798(a)	Brass NO 8 Plc, Series 8A, Class A1, 0.856% (3 Month USD LIBOR + 70 bps), 11/16/66 (144A)	3,538,216
15,000,000(b)	Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898%, 6/25/36 (144A)	14,998,725
7,500,000(b)	CFMT LLC, Series 2020-HB4, Class M4, 4.948%, 12/26/30 (144A)	7,500,074
3,300,000(b)	CFMT LLC, Series 2021-HB5, Class M3, 2.91%, 2/25/31 (144A)	3,288,501
4,511,760(a)	Chase Mortgage Finance Corp., Series 2019-CL1, Class M1, 1.442% (1 Month USD LIBOR + 135 bps), 4/25/47 (144A)	4,545,441
84,999(a)	CHL Mortgage Pass-Through Trust, Series 2003-15, Class 1A1, 0.592% (1 Month USD LIBOR + 50 bps), 6/25/18	84,999
560	Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust, Series 2005-4, Class 2A1, 5.0%, 7/25/20	570
17,685,888(a)	Connecticut Avenue Securities Trust, Series 2019-HRP1, Class M2, 2.242% (1 Month USD LIBOR + 215 bps), 11/25/39 (144A)	17,616,867
62,863(a)	CSFB Mortgage-Backed Pass-Through Certificates, Series 2004-AR5, Class 11A2, 0.832% (1 Month USD LIBOR + 74 bps), 6/25/34	63,049
306,663(a)	Deer Creek CLO, Ltd., Series 2017-1A, Class X, 1.188% (3 Month USD LIBOR + 100 bps), 10/20/30 (144A)	306,659
4,410,148(a)	Eagle Re, Ltd., Series 2018-1, Class M1, 1.792% (1 Month USD LIBOR + 170 bps), 11/25/28 (144A)	4,413,114
6,292,367(a)	Eagle Re, Ltd., Series 2019-1, Class M1B, 1.892% (1 Month USD LIBOR + 180 bps), 4/25/29 (144A)	6,313,131
233,414(a)	Eagle Re, Ltd., Series 2020-2, Class M1A, 3.092% (1 Month USD LIBOR + 300 bps), 10/25/30 (144A)	233,878
3,054,000(a)	Eagle Re, Ltd., Series 2020-2, Class M1B, 4.092% (1 Month USD LIBOR + 400 bps), 10/25/30 (144A)	3,072,935
2,720,000(a)	Eagle Re, Ltd., Series 2020-2, Class M1C, 4.592% (1 Month USD LIBOR + 450 bps), 10/25/30 (144A)	2,763,542
4,000,000(a)	Eagle Re, Ltd., Series 2021-1, Class M1A, 1.718% (SOFR30A + 170 bps), 10/25/33 (144A)	4,012,400
4,206,000(a)	Eagle Re, Ltd., Series 2021-1, Class M1B, 2.168% (SOFR30A + 215 bps), 10/25/33 (144A)	4,258,901
1,586,401(a)	Fannie Mae Connecticut Avenue Securities, Series 2016-C02, Class 1M2, 6.092% (1 Month USD LIBOR + 600 bps), 9/25/28	1,674,215
8,961,537(a)	Fannie Mae Connecticut Avenue Securities, Series 2016-C03, Class 2M2, 5.992% (1 Month USD LIBOR + 590 bps), 10/25/28	9,466,744
10,526,604(a)	Fannie Mae Connecticut Avenue Securities, Series 2017-C05, Class 1M2B, 2.292% (1 Month USD LIBOR + 220 bps), 1/25/30	10,640,686
704,148(a)	Fannie Mae Connecticut Avenue Securities, Series 2017-C07, Class 1M2A, 2.492% (1 Month USD LIBOR + 240 bps), 5/25/30	705,661
13,069,490(a)	Fannie Mae Connecticut Avenue Securities, Series 2018-C01, Class 1EB1, 0.542% (1 Month USD LIBOR + 45 bps), 7/25/30	12,951,938
8,595,618(a)	Fannie Mae Connecticut Avenue Securities, Series 2018-C04, Class 2M2, 2.642% (1 Month USD LIBOR + 255 bps), 12/25/30	8,748,957
168,048(a)	Federal Home Loan Mortgage Corp. REMICS, Series 1695, Class EG, 1.151% (1 Month USD LIBOR + 105 bps), 3/15/24	169,058
113,298(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2106, Class F, 0.523% (1 Month USD LIBOR + 45 bps), 12/15/28	113,743
70,977(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2122, Class FD, 0.423% (1 Month USD LIBOR + 35 bps), 2/15/29	69,451
22,399(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2156, Class FQ, 0.423% (1 Month USD LIBOR + 35 bps), 5/15/29	22,094
137,144(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2186, Class FY, 0.673% (1 Month USD LIBOR + 60 bps), 4/15/28	137,982
Principal Amount USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
34,975(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2368, Class AF, 1.023% (1 Month USD LIBOR + 95 bps), 10/15/31	$ 35,666
35,894(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2377, Class FE, 0.673% (1 Month USD LIBOR + 60 bps), 11/15/31	36,248
88,397(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2411, Class FR, 0.673% (1 Month USD LIBOR + 60 bps), 6/15/31	89,232
74,512(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2432, Class FH, 0.773% (1 Month USD LIBOR + 70 bps), 3/15/32	75,751
183,550(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2439, Class F, 1.073% (1 Month USD LIBOR + 100 bps), 3/15/32	187,742
251,139(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2470, Class AF, 1.073% (1 Month USD LIBOR + 100 bps), 3/15/32	257,313
155,079(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2471, Class FD, 1.073% (1 Month USD LIBOR + 100 bps), 3/15/32	158,621
44,982(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2498, Class FQ, 0.673% (1 Month USD LIBOR + 60 bps), 9/15/32	45,444
67,181(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2543, Class EF, 0.423% (1 Month USD LIBOR + 35 bps), 12/15/32	67,277
298,728(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2551, Class FD, 0.473% (1 Month USD LIBOR + 40 bps), 1/15/33	301,492
175,559(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2567, Class FJ, 0.473% (1 Month USD LIBOR + 40 bps), 2/15/33	176,155
79,051(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2577, Class FA, 0.623% (1 Month USD LIBOR + 55 bps), 2/15/33	79,763
6,880(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2585, Class FD, 0.573% (1 Month USD LIBOR + 50 bps), 12/15/32	6,929
92,904(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2614, Class FV, 1.592% (1 Month USD LIBOR + 150 bps), 5/15/33	96,042
142,379(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2631, Class FC, 0.473% (1 Month USD LIBOR + 40 bps), 6/15/33	143,729
81,379(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2711, Class FA, 1.073% (1 Month USD LIBOR + 100 bps), 11/15/33	83,141
134,368(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2916, Class NF, 0.323% (1 Month USD LIBOR + 25 bps), 1/15/35	134,682
295,806(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2976, Class LF, 0.413% (1 Month USD LIBOR + 34 bps), 5/15/35	297,778
106,371(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3012, Class FE, 0.323% (1 Month USD LIBOR + 25 bps), 8/15/35	106,551
88,573(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3042, Class PF, 0.323% (1 Month USD LIBOR + 25 bps), 8/15/35	88,794
57,766(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3067, Class FA, 0.423% (1 Month USD LIBOR + 35 bps), 11/15/35	58,187
50,995(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3102, Class FG, 0.373% (1 Month USD LIBOR + 30 bps), 1/15/36	51,193
112,476(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3117, Class EF, 0.423% (1 Month USD LIBOR + 35 bps), 2/15/36	113,179
250,351(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3117, Class FE, 0.373% (1 Month USD LIBOR + 30 bps), 2/15/36	251,397
154,516(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3122, Class FP, 0.373% (1 Month USD LIBOR + 30 bps), 3/15/36	155,153
94,092(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3147, Class PF, 0.373% (1 Month USD LIBOR + 30 bps), 4/15/36	94,479
237,472(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3173, Class FC, 0.493% (1 Month USD LIBOR + 42 bps), 6/15/36	239,498
480,002(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3175, Class FE, 0.383% (1 Month USD LIBOR + 31 bps), 6/15/36	480,832
261,950(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3181, Class HF, 0.573% (1 Month USD LIBOR + 50 bps), 7/15/36	266,044
13,397(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3191, Class FE, 0.473% (1 Month USD LIBOR + 40 bps), 7/15/36	13,527
205,266(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3221, Class FW, 0.493% (1 Month USD LIBOR + 42 bps), 9/15/36	208,550
64,238(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3222, Class FN, 0.473% (1 Month USD LIBOR + 40 bps), 9/15/36	64,771
216,417(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3239, Class EF, 0.423% (1 Month USD LIBOR + 35 bps), 11/15/36	218,136
109,947(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3239, Class FB, 0.423% (1 Month USD LIBOR + 35 bps), 11/15/36	110,815
175,222(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3247, Class FA, 0.323% (1 Month USD LIBOR + 25 bps), 8/15/36	175,848
192,352(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3266, Class F, 0.373% (1 Month USD LIBOR + 30 bps), 1/15/37	193,133
155,080(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3307, Class FT, 0.313% (1 Month USD LIBOR + 24 bps), 7/15/34	155,376
20,498(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3315, Class F, 0.413% (1 Month USD LIBOR + 34 bps), 5/15/37	20,652
Principal Amount USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
390,654(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3373, Class FB, 0.653% (1 Month USD LIBOR + 58 bps), 10/15/37	$ 397,074
50,022(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3376, Class FM, 0.693% (1 Month USD LIBOR + 62 bps), 10/15/37	50,925
18,060(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3560, Class FA, 1.323% (1 Month USD LIBOR + 125 bps), 5/15/37	18,732
214,953(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3610, Class FA, 0.773% (1 Month USD LIBOR + 70 bps), 12/15/39	219,008
101,368(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3708, Class PF, 0.423% (1 Month USD LIBOR + 35 bps), 7/15/40	101,825
2,096(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3767, Class JF, 0.373% (1 Month USD LIBOR + 30 bps), 2/15/39	2,096
42,489(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3784, Class F, 0.473% (1 Month USD LIBOR + 40 bps), 7/15/23	42,416
11,941(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3792, Class DF, 0.473% (1 Month USD LIBOR + 40 bps), 11/15/40	11,887
24,047(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3867, Class FD, 0.423% (1 Month USD LIBOR + 35 bps), 5/15/41	24,202
57,303(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3914, Class LF, 0.273% (1 Month USD LIBOR + 20 bps), 8/15/26	57,109
121,950(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3970, Class GF, 0.373% (1 Month USD LIBOR + 30 bps), 9/15/26	121,917
179,462(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3982, Class FL, 0.623% (1 Month USD LIBOR + 55 bps), 12/15/39	180,305
89,929(a)	Federal Home Loan Mortgage Corp. REMICS, Series 4056, Class QF, 0.423% (1 Month USD LIBOR + 35 bps), 12/15/41	90,333
108,709(a)	Federal Home Loan Mortgage Corp. Strips, Series 237, Class F14, 0.473% (1 Month USD LIBOR + 40 bps), 5/15/36	108,905
96,916(a)	Federal Home Loan Mortgage Corp. Strips, Series 239, Class F29, 0.323% (1 Month USD LIBOR + 25 bps), 8/15/36	97,084
418,969(a)	Federal Home Loan Mortgage Corp. Strips, Series 239, Class F30, 0.373% (1 Month USD LIBOR + 30 bps), 8/15/36	417,837
122,200(a)	Federal Home Loan Mortgage Corp. Strips, Series 244, Class F22, 0.423% (1 Month USD LIBOR + 35 bps), 12/15/36	122,774
914(a)	Federal National Mortgage Association REMICS, Series 1991-124, Class FA, 0.992% (1 Month USD LIBOR + 90 bps), 9/25/21	913
14,236(a)	Federal National Mortgage Association REMICS, Series 1993-230, Class FA, 0.692% (1 Month USD LIBOR + 60 bps), 12/25/23	14,189
35,702(a)	Federal National Mortgage Association REMICS, Series 1993-247, Class FA, 1.743% (11th District Cost of Funds Index + 140 bps), 12/25/23	36,122
35,702(a)	Federal National Mortgage Association REMICS, Series 1993-247, Class FE, 1.092% (1 Month USD LIBOR + 100 bps), 12/25/23	35,975
73,806(a)	Federal National Mortgage Association REMICS, Series 1994-40, Class FC, 0.592% (1 Month USD LIBOR + 50 bps), 3/25/24	74,456
12,465(a)	Federal National Mortgage Association REMICS, Series 1997-46, Class FA, 0.583% (1 Month USD LIBOR + 50 bps), 7/18/27	12,377
29,113(a)	Federal National Mortgage Association REMICS, Series 1998-21, Class F, 0.42% (1 Year CMT Index + 35 bps), 3/25/28	28,985
22(a)	Federal National Mortgage Association REMICS, Series 1999-49, Class FB, 0.592% (1 Month USD LIBOR + 50 bps), 3/25/23	22
31,652(a)	Federal National Mortgage Association REMICS, Series 2000-47, Class FD, 0.642% (1 Month USD LIBOR + 55 bps), 12/25/30	31,899
120,375(a)	Federal National Mortgage Association REMICS, Series 2001-35, Class F, 0.692% (1 Month USD LIBOR + 60 bps), 7/25/31	121,546
51,448(a)	Federal National Mortgage Association REMICS, Series 2001-37, Class F, 0.592% (1 Month USD LIBOR + 50 bps), 8/25/31	51,733
248,757(a)	Federal National Mortgage Association REMICS, Series 2001-50, Class FQ, 0.692% (1 Month USD LIBOR + 60 bps), 11/25/31	251,176
109,453(a)	Federal National Mortgage Association REMICS, Series 2001-65, Class F, 0.692% (1 Month USD LIBOR + 60 bps), 11/25/31	110,517
74,997(a)	Federal National Mortgage Association REMICS, Series 2001-69, Class FA, 0.692% (1 Month USD LIBOR + 60 bps), 7/25/31	75,733
213,414(a)	Federal National Mortgage Association REMICS, Series 2001-72, Class FB, 0.992% (1 Month USD LIBOR + 90 bps), 12/25/31	217,745
57,773(a)	Federal National Mortgage Association REMICS, Series 2001-81, Class FL, 0.733% (1 Month USD LIBOR + 65 bps), 1/18/32	58,309
96,133(a)	Federal National Mortgage Association REMICS, Series 2002-1, Class FC, 0.792% (1 Month USD LIBOR + 70 bps), 1/25/32	97,572
288,725(a)	Federal National Mortgage Association REMICS, Series 2002-13, Class FD, 0.992% (1 Month USD LIBOR + 90 bps), 3/25/32	293,513
194,345(a)	Federal National Mortgage Association REMICS, Series 2002-34, Class FA, 0.583% (1 Month USD LIBOR + 50 bps), 5/18/32	195,822
154,875(a)	Federal National Mortgage Association REMICS, Series 2002-56, Class FN, 1.092% (1 Month USD LIBOR + 100 bps), 7/25/32	158,506
20,900(a)	Federal National Mortgage Association REMICS, Series 2002-58, Class FD, 0.692% (1 Month USD LIBOR + 60 bps), 8/25/32	21,117
Principal Amount USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
95,757(a)	Federal National Mortgage Association REMICS, Series 2002-77, Class F, 0.692% (1 Month USD LIBOR + 60 bps), 12/25/32	$ 97,291
72,585(a)	Federal National Mortgage Association REMICS, Series 2002-82, Class FB, 0.592% (1 Month USD LIBOR + 50 bps), 12/25/32	73,092
92,243(a)	Federal National Mortgage Association REMICS, Series 2002-90, Class FH, 0.592% (1 Month USD LIBOR + 50 bps), 9/25/32	92,878
50,523(a)	Federal National Mortgage Association REMICS, Series 2002-92, Class FB, 0.742% (1 Month USD LIBOR + 65 bps), 4/25/30	51,079
101,546(a)	Federal National Mortgage Association REMICS, Series 2002-93, Class FH, 0.592% (1 Month USD LIBOR + 50 bps), 1/25/33	102,536
82,889(a)	Federal National Mortgage Association REMICS, Series 2003-7, Class FA, 0.842% (1 Month USD LIBOR + 75 bps), 2/25/33	84,365
154,501(a)	Federal National Mortgage Association REMICS, Series 2003-8, Class FJ, 0.442% (1 Month USD LIBOR + 35 bps), 2/25/33	154,661
258,165(a)	Federal National Mortgage Association REMICS, Series 2003-31, Class FM, 0.592% (1 Month USD LIBOR + 50 bps), 4/25/33	261,998
111,416(a)	Federal National Mortgage Association REMICS, Series 2003-42, Class JF, 0.592% (1 Month USD LIBOR + 50 bps), 5/25/33	111,944
44,724(a)	Federal National Mortgage Association REMICS, Series 2003-49, Class FY, 0.492% (1 Month USD LIBOR + 40 bps), 6/25/23	44,716
168,055(a)	Federal National Mortgage Association REMICS, Series 2003-107, Class FD, 0.592% (1 Month USD LIBOR + 50 bps), 11/25/33	169,425
165,993(a)	Federal National Mortgage Association REMICS, Series 2004-52, Class FW, 0.492% (1 Month USD LIBOR + 40 bps), 7/25/34	167,327
46,048(a)	Federal National Mortgage Association REMICS, Series 2004-54, Class FN, 0.542% (1 Month USD LIBOR + 45 bps), 7/25/34	46,369
307,509(a)	Federal National Mortgage Association REMICS, Series 2004-79, Class FM, 0.392% (1 Month USD LIBOR + 30 bps), 11/25/24	307,485
8,979(a)	Federal National Mortgage Association REMICS, Series 2004-91, Class HF, 0.392% (1 Month USD LIBOR + 30 bps), 11/25/34	8,985
158,737(a)	Federal National Mortgage Association REMICS, Series 2005-83, Class KT, 0.392% (1 Month USD LIBOR + 30 bps), 10/25/35	159,505
208,173(a)	Federal National Mortgage Association REMICS, Series 2005-83, Class LF, 0.402% (1 Month USD LIBOR + 31 bps), 2/25/35	208,860
34,718(a)	Federal National Mortgage Association REMICS, Series 2006-11, Class FB, 0.392% (1 Month USD LIBOR + 30 bps), 3/25/36	34,022
112,134(a)	Federal National Mortgage Association REMICS, Series 2006-33, Class FH, 0.442% (1 Month USD LIBOR + 35 bps), 5/25/36	112,825
176,321(a)	Federal National Mortgage Association REMICS, Series 2006-34, Class FA, 0.402% (1 Month USD LIBOR + 31 bps), 5/25/36	177,282
186,883(a)	Federal National Mortgage Association REMICS, Series 2006-42, Class CF, 0.542% (1 Month USD LIBOR + 45 bps), 6/25/36	183,934
77,968(a)	Federal National Mortgage Association REMICS, Series 2006-56, Class FC, 0.382% (1 Month USD LIBOR + 29 bps), 7/25/36	78,284
29,054(a)	Federal National Mortgage Association REMICS, Series 2006-70, Class BF, 0.642% (1 Month USD LIBOR + 55 bps), 8/25/36	29,532
52,150(a)	Federal National Mortgage Association REMICS, Series 2006-82, Class F, 0.662% (1 Month USD LIBOR + 57 bps), 9/25/36	53,063
93,873(a)	Federal National Mortgage Association REMICS, Series 2006-104, Class GF, 0.412% (1 Month USD LIBOR + 32 bps), 11/25/36	94,492
42,366(a)	Federal National Mortgage Association REMICS, Series 2006-115, Class BF, 0.332% (1 Month USD LIBOR + 24 bps), 12/25/36	42,447
132,573(a)	Federal National Mortgage Association REMICS, Series 2007-2, Class FT, 0.342% (1 Month USD LIBOR + 25 bps), 2/25/37	133,606
145,121(a)	Federal National Mortgage Association REMICS, Series 2007-7, Class FJ, 0.292% (1 Month USD LIBOR + 20 bps), 2/25/37	145,249
62,519(a)	Federal National Mortgage Association REMICS, Series 2007-13, Class FA, 0.342% (1 Month USD LIBOR + 25 bps), 3/25/37	62,635
142,824(a)	Federal National Mortgage Association REMICS, Series 2007-41, Class FA, 0.492% (1 Month USD LIBOR + 40 bps), 5/25/37	144,054
224,155(a)	Federal National Mortgage Association REMICS, Series 2007-50, Class FN, 0.332% (1 Month USD LIBOR + 24 bps), 6/25/37	224,579
21,338(a)	Federal National Mortgage Association REMICS, Series 2007-57, Class FA, 0.322% (1 Month USD LIBOR + 23 bps), 6/25/37	21,387
64,473(a)	Federal National Mortgage Association REMICS, Series 2007-58, Class FA, 0.342% (1 Month USD LIBOR + 25 bps), 6/25/37	64,590
57,795(a)	Federal National Mortgage Association REMICS, Series 2007-66, Class FB, 0.492% (1 Month USD LIBOR + 40 bps), 7/25/37	58,098
191,556(a)	Federal National Mortgage Association REMICS, Series 2007-85, Class FG, 0.592% (1 Month USD LIBOR + 50 bps), 9/25/37	194,628
263,892(a)	Federal National Mortgage Association REMICS, Series 2007-91, Class FB, 0.692% (1 Month USD LIBOR + 60 bps), 10/25/37	268,445
90,336(a)	Federal National Mortgage Association REMICS, Series 2007-92, Class OF, 0.662% (1 Month USD LIBOR + 57 bps), 9/25/37	91,870
51,870(a)	Federal National Mortgage Association REMICS, Series 2007-93, Class FD, 0.642% (1 Month USD LIBOR + 55 bps), 9/25/37	52,704
Principal Amount USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
23,948(a)	Federal National Mortgage Association REMICS, Series 2007-98, Class FD, 0.542% (1 Month USD LIBOR + 45 bps), 6/25/37	$ 24,206
33,138(a)	Federal National Mortgage Association REMICS, Series 2007-100, Class YF, 0.642% (1 Month USD LIBOR + 55 bps), 10/25/37	33,782
45,000(a)	Federal National Mortgage Association REMICS, Series 2007-103, Class AF, 1.092% (1 Month USD LIBOR + 100 bps), 3/25/37	46,059
47,951(a)	Federal National Mortgage Association REMICS, Series 2007-110, Class FA, 0.712% (1 Month USD LIBOR + 62 bps), 12/25/37	48,551
35,402(a)	Federal National Mortgage Association REMICS, Series 2008-6, Class FA, 0.792% (1 Month USD LIBOR + 70 bps), 2/25/38	36,053
150,403(a)	Federal National Mortgage Association REMICS, Series 2008-88, Class FA, 1.312% (1 Month USD LIBOR + 122 bps), 10/25/38	155,561
62,110(a)	Federal National Mortgage Association REMICS, Series 2009-113, Class FB, 0.642% (1 Month USD LIBOR + 55 bps), 1/25/40	63,063
7(a)	Federal National Mortgage Association REMICS, Series 2010-38, Class F, 0.392% (1 Month USD LIBOR + 30 bps), 4/25/25	7
48,471(a)	Federal National Mortgage Association REMICS, Series 2010-43, Class FD, 0.692% (1 Month USD LIBOR + 60 bps), 5/25/40	49,280
106,626(a)	Federal National Mortgage Association REMICS, Series 2010-43, Class IF, 0.592% (1 Month USD LIBOR + 50 bps), 5/25/40	105,630
59,241(a)	Federal National Mortgage Association REMICS, Series 2011-19, Class FM, 0.642% (1 Month USD LIBOR + 55 bps), 5/25/40	59,385
133,469(a)	Federal National Mortgage Association REMICS, Series 2012-40, Class PF, 0.592% (1 Month USD LIBOR + 50 bps), 4/25/42	135,105
1,304,547(a)	Federal National Mortgage Association Trust, Series 2003-W6, Class F, 0.442% (1 Month USD LIBOR + 35 bps), 9/25/42	1,311,876
556,421(a)	Federal National Mortgage Association Trust, Series 2005-W3, Class 2AF, 0.312% (1 Month USD LIBOR + 22 bps), 3/25/45	554,418
43,847(b)	Federal National Mortgage Association Trust, Series 2005-W3, Class 3A, 3.371%, 4/25/45	47,684
64,864(b)	Federal National Mortgage Association Trust, Series 2005-W4, Class 3A, 2.936%, 6/25/45	68,707
509,298(a)	Federal National Mortgage Association Whole Loan, Series 2007-W1, Class 1AF1, 0.352% (1 Month USD LIBOR + 26 bps), 11/25/46	505,494
1,046,865(a)	Freddie Mac Stacr Remic Trust, Series 2020-DNA4, Class M2, 3.842% (1 Month USD LIBOR + 375 bps), 8/25/50 (144A)	1,058,139
5,670,000(a)	Freddie Mac Stacr Remic Trust, Series 2020-HQA2, Class M2, 3.192% (1 Month USD LIBOR + 310 bps), 3/25/50 (144A)	5,758,583
6,524,717(a)	Freddie Mac Stacr Remic Trust, Series 2020-HQA3, Class M2, 3.692% (1 Month USD LIBOR + 360 bps), 7/25/50 (144A)	6,605,831
7,550,000(a)	Freddie Mac Stacr Remic Trust, Series 2021-HQA1, Class M2, 2.268% (SOFR30A + 225 bps), 8/25/33 (144A)	7,649,227
14,263,814(a)	Freddie Mac Stacr Trust, Series 2019-HRP1, Class M2, 1.492% (1 Month USD LIBOR + 140 bps), 2/25/49 (144A)	14,355,607
600,000(a)	Freddie Mac Stacr Trust, Series 2019-HRP1, Class M3, 2.342% (1 Month USD LIBOR + 225 bps), 2/25/49 (144A)	599,004
12,227,308(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2013-DN2, Class M2, 4.342% (1 Month USD LIBOR + 425 bps), 11/25/23	12,561,047
5,065,410(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M3, 4.792% (1 Month USD LIBOR + 470 bps), 4/25/28	5,241,735
13,579,959(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class M3, 5.642% (1 Month USD LIBOR + 555 bps), 7/25/28	14,227,033
13,629,652(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA3, Class M3, 5.092% (1 Month USD LIBOR + 500 bps), 12/25/28	14,244,782
14,018,875(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA4, Class M3, 3.892% (1 Month USD LIBOR + 380 bps), 3/25/29	14,517,156
162,292(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-HQA3, Class M2, 1.442% (1 Month USD LIBOR + 135 bps), 3/25/29	162,292
3,425,000(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-HRP1, Class B1D, 2.592% (1 Month USD LIBOR + 250 bps), 12/25/42	3,342,560
6,351,735(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-HRP1, Class M2, 2.542% (1 Month USD LIBOR + 245 bps), 12/25/42	6,320,025
981,712(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-HRP1, Class M2D, 1.342% (1 Month USD LIBOR + 125 bps), 12/25/42	947,202
1,752,116(a)	Gosforth Funding Plc, Series 2018-1A, Class A1, 0.597% (3 Month USD LIBOR + 45 bps), 8/25/60 (144A)	1,755,034
73,407(a)	Government National Mortgage Association, Series 2003-7, Class FB, 0.946% (1 Month USD LIBOR + 20 bps), 1/16/33	73,275
352,260(a)	Government National Mortgage Association, Series 2005-3, Class FC, 0.325% (1 Month USD LIBOR + 25 bps), 1/16/35	352,726
323,727(a)	Government National Mortgage Association, Series 2005-16, Class FA, 0.343% (1 Month USD LIBOR + 25 bps), 2/20/35	324,256
107,937(a)	Government National Mortgage Association, Series 2008-69, Class FA, 0.593% (1 Month USD LIBOR + 50 bps), 8/20/38	108,425
108,419(a)	Government National Mortgage Association, Series 2009-66, Class UF, 1.075% (1 Month USD LIBOR + 100 bps), 8/16/39	110,940
246,001(a)	Government National Mortgage Association, Series 2009-88, Class MF, 0.693% (1 Month USD LIBOR + 60 bps), 7/20/39	246,580
Principal Amount USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
83,170(a)	Government National Mortgage Association, Series 2009-92, Class FJ, 0.755% (1 Month USD LIBOR + 68 bps), 10/16/39	$ 84,338
11,481,795(a)	Home Partners of America Trust, Series 2017-1, Class A, 0.899% (1 Month USD LIBOR + 82 bps), 7/17/34 (144A)	11,490,579
7,200,000(a)	Home Partners of America Trust, Series 2017-1, Class B, 1.432% (1 Month USD LIBOR + 135 bps), 7/17/34 (144A)	7,207,341
4,406,473(a)	Home Re, Ltd., Series 2018-1, Class M1, 1.692% (1 Month USD LIBOR + 160 bps), 10/25/28 (144A)	4,407,987
4,795,459(a)	Home Re, Ltd., Series 2019-1, Class M1, 1.742% (1 Month USD LIBOR + 165 bps), 5/25/29 (144A)	4,798,789
6,640,000(a)	Home Re, Ltd., Series 2020-1, Class M1B, 3.342% (1 Month USD LIBOR + 325 bps), 10/25/30 (144A)	6,708,453
4,650,000(a)	Home Re, Ltd., Series 2020-1, Class M1C, 4.242% (1 Month USD LIBOR + 415 bps), 10/25/30 (144A)	4,719,747
4,700,000	Home Re, Ltd., Series 2021-1, Class M1B, 1.642%, 7/25/33 (144A)	4,685,454
273,400(a)	HomeBanc Mortgage Trust, Series 2005-3, Class A1, 0.572% (1 Month USD LIBOR + 48 bps), 7/25/35	273,691
5,000,000	IMS Ecuadorian Mortgage Trust, Series 2021-1, Class GA, 3.4%, 8/18/43 (144A)	5,193,750
1,867,435(b)	JP Morgan Mortgage Trust, Series 2014-IVR3, Class B4, 2.447%, 9/25/44 (144A)	1,911,561
5,019,596(b)	JP Morgan Mortgage Trust, Series 2014-IVR6, Class B1, 2.451%, 7/25/44 (144A)	5,079,762
1,962,518(b)	JP Morgan Mortgage Trust, Series 2017-4, Class A9, 3.5%, 11/25/48 (144A)	1,974,260
17,610,890(a)	JP Morgan Mortgage Trust, Series 2018-7FRB, Class A2, 0.842% (1 Month USD LIBOR + 75 bps), 4/25/46 (144A)	17,590,518
2,886,144(a)	JP Morgan Mortgage Trust, Series 2018-7FRB, Class A3, 0.842% (1 Month USD LIBOR + 75 bps), 4/25/46 (144A)	2,871,263
8,151,138(b)	JP Morgan Mortgage Trust, Series 2018-7FRB, Class B1, 2.156%, 4/25/46 (144A)	8,182,074
7,709,540(b)	JP Morgan Mortgage Trust, Series 2018-7FRB, Class B2, 2.156%, 4/25/46 (144A)	7,703,760
1,475,800(a)	JP Morgan Seasoned Mortgage Trust, Series 2014-1, Class AM, 0.592% (1 Month USD LIBOR + 50 bps), 5/25/33 (144A)	1,468,519
5,966,294(b)	JP Morgan Seasoned Mortgage Trust, Series 2014-1, Class B1, 0.833%, 5/25/33 (144A)	5,931,046
5,561,533(b)	JP Morgan Seasoned Mortgage Trust, Series 2014-1, Class B2, 0.833%, 5/25/33 (144A)	5,522,453
4,287,453(b)	JP Morgan Seasoned Mortgage Trust, Series 2014-1, Class B3, 0.833%, 5/25/33 (144A)	4,251,917
321,910(b)	JP Morgan Trust, Series 2015-1, Class 1A14, 1.998% (1 Month USD LIBOR + 0 bps), 12/25/44 (144A)	326,214
21,165,222(a)	LSTAR Securities Investment, Ltd., Series 2019-3, Class A1, 2.592% (1 Month USD LIBOR + 250 bps), 4/1/24 (144A)	21,059,553
24,169,632(a)	LSTAR Securities Investment, Ltd., Series 2019-4, Class A1, 2.592% (1 Month USD LIBOR + 250 bps), 5/1/24 (144A)	24,059,129
13,313,486(a)	LSTAR Securities Investment Ltd., Series 2021-1, Class A, 1.892% (1 Month USD LIBOR + 180 bps), 2/1/26 (144A)	13,344,378
11,772,343(a)	LSTAR Securities Investment Ltd., Series 2021-2, Class A1, 1.792% (1 Month USD LIBOR + 170 bps), 3/2/26 (144A)	11,772,343
6,000,000(a)	Mello Warehouse Securitization Trust, Series 2020-2, Class G, 4.842% (1 Month USD LIBOR + 475 bps), 11/25/53 (144A)	6,006,072
9,589(b)	Merrill Lynch Mortgage Investors Trust, Series 2003-G, Class A3, 1.841%, 1/25/29	9,726
500,180(a)	Merrill Lynch Mortgage Investors Trust, Series 2003-H, Class A1, 0.732% (1 Month USD LIBOR + 64 bps), 1/25/29	495,418
274,665(a)	Merrill Lynch Mortgage Investors Trust, Series 2004-B, Class A2, 0.719% (6 Month USD LIBOR + 54 bps), 5/25/29	274,743
22,201(a)	Merrill Lynch Mortgage Investors Trust, Series 2004-C, Class A2B, 1.159% (6 Month USD LIBOR + 100 bps), 7/25/29	22,124
92,927(b)	Merrill Lynch Mortgage Investors Trust, Series 2004-D, Class A3, 1.988%, 9/25/29	93,192
1,242,875(b)	Morgan Stanley Residential Mortgage Loan Trust, Series 2014-1A, Class A1, 2.377%, 6/25/44 (144A)	1,270,246
2,564,000(b)	Morgan Stanley Residential Mortgage Loan Trust, Series 2014-1A, Class B4, 2.377%, 6/25/44 (144A)	2,725,024
7,975,000(a)	NewRez Warehouse Securitization Trust, Series 2021-1, Class E, 3.342% (1 Month USD LIBOR + 325 bps), 5/25/55 (144A)	7,984,595
5,893,993(a)	Oaktown Re II, Ltd., Series 2018-1A, Class M1, 1.642% (1 Month USD LIBOR + 155 bps), 7/25/28 (144A)	5,895,382
3,620,000(a)	Oaktown Re III, Ltd., Series 2019-1A, Class B1A, 3.592% (1 Month USD LIBOR + 350 bps), 7/25/29 (144A)	3,657,469
13,573,000(a)	Oaktown Re III, Ltd., Series 2019-1A, Class M1B, 2.042% (1 Month USD LIBOR + 195 bps), 7/25/29 (144A)	13,572,995
1,220,887(a)	Oaktown Re IV, Ltd., Series 2020-1A, Class M1B, 4.842% (1 Month USD LIBOR + 475 bps), 7/25/30 (144A)	1,223,614
4,300,000(a)	Oaktown Re V, Ltd., Series 2020-2A, Class M1B, 3.692% (1 Month USD LIBOR + 360 bps), 10/25/30 (144A)	4,375,253
5,750,000(a)	Oaktown Re VI, Ltd., Series 2021-1A, Class M1B, 2.068% (SOFR30A + 205 bps), 10/25/33 (144A)	5,823,203
1,000,000(a)	Oaktown Re VI, Ltd., Series 2021-1A, Class M2, 3.968% (SOFR30A + 395 bps), 10/25/33 (144A)	1,040,939
1,693,664(a)	OBX Trust, Series 2019-EXP1, Class 2A1A, 1.042% (1 Month USD LIBOR + 95 bps), 1/25/59 (144A)	1,696,505
1,069,361(a)	Pepper Residential Securities Trust, Series 21A, Class A1U, 0.955% (1 Month USD LIBOR + 88 bps), 1/16/60 (144A)	1,070,735
Principal Amount USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
2,137,157(a)	Pepper Residential Securities Trust No. 22, Series 22A, Class A1U, 1.091% (1 Month USD LIBOR + 100 bps), 6/20/60 (144A)	$ 2,137,148
4,959,308(a)	Pepper Residential Securities Trust No. 25, Series 25A, Class A1U, 1.003% (1 Month USD LIBOR + 93 bps), 3/12/61 (144A)	4,971,325
6,666,150(a)	PMT Credit Risk Transfer Trust, Series 2021-1R, Class A, 3.011% (1 Month USD LIBOR + 290 bps), 2/27/24 (144A)	6,727,213
6,900,000(a)	Provident Funding Mortgage Warehouse Securitization Trust, Series 2021-1, Class G, 5.592% (1 Month USD LIBOR + 550 bps), 2/25/55 (144A)	6,900,000
741,471(a)	Radnor Re, Ltd., Series 2018-1, Class M1, 1.492% (1 Month USD LIBOR + 140 bps), 3/25/28 (144A)	741,632
4,967,751(a)	Radnor Re, Ltd., Series 2019-1, Class M1B, 2.042% (1 Month USD LIBOR + 195 bps), 2/25/29 (144A)	4,981,146
17,250,000(a)	Radnor Re, Ltd., Series 2019-2, Class M1B, 1.842% (1 Month USD LIBOR + 175 bps), 6/25/29 (144A)	17,351,656
2,150,000(a)	Radnor Re, Ltd., Series 2020-1, Class M1C, 1.842% (1 Month USD LIBOR + 175 bps), 1/25/30 (144A)	2,101,718
7,137,322(a)	Radnor Re, Ltd., Series 2020-2, Class M1B, 4.092% (1 Month USD LIBOR + 400 bps), 10/25/30 (144A)	7,167,457
2,740,000(a)	Radnor Re, Ltd., Series 2020-2, Class M1C, 4.692% (1 Month USD LIBOR + 460 bps), 10/25/30 (144A)	2,776,091
18,716,000(a)	Radnor Re, Ltd., Series 2021-1, Class M1C, 2.71% (SOFR30A + 270 bps), 12/27/33 (144A)	18,715,910
1,790,000(a)	Radnor Re, Ltd., Series 2021-1, Class M2, 3.16% (SOFR30A + 315 bps), 12/27/33 (144A)	1,789,991
1,545,152(a)	RESI Finance LP, Series 2003-CB1, Class B3, 1.527% (1 Month USD LIBOR + 145 bps), 6/10/35 (144A)	1,365,346
2,789,102(a)	Resimac MBS Trust, Series 2018-2A, Class A1A, 0.927% (1 Month USD LIBOR + 85 bps), 4/10/50 (144A)	2,791,356
1,064,081(a)	Resimac Premier, Series 2018-1A, Class A1, 0.877% (1 Month USD LIBOR + 80 bps), 11/10/49 (144A)	1,065,647
5,973,796(a)	Resimac Premier, Series 2019-2A, Class A1, 1.027% (1 Month USD LIBOR + 95 bps), 2/10/51 (144A)	5,997,231
3,295,740(a)	Resimac Premier, Series 2020-1A, Class A1A, 1.13% (1 Month USD LIBOR + 105 bps), 2/7/52 (144A)	3,319,749
3,121,069(b)	RMF Buyout Issuance Trust, Series 2020-1, Class A, 2.158%, 2/25/30 (144A)	3,123,863
2,000,000(b)	RMF Buyout Issuance Trust, Series 2020-1, Class M1, 2.332%, 2/25/30 (144A)	2,002,140
3,412,592(b)	RMF Buyout Issuance Trust, Series 2020-2, Class A, 1.706%, 6/25/30 (144A)	3,421,046
9,350,000(a)	STACR Trust, Series 2018-DNA3, Class M2B, 2.192% (1 Month USD LIBOR + 210 bps), 9/25/48 (144A)	9,410,742
7,747,796(a)	STACR Trust, Series 2018-HRP1, Class B1, 3.842% (1 Month USD LIBOR + 375 bps), 4/25/43 (144A)	7,964,587
5,312,005(a)	STACR Trust, Series 2018-HRP1, Class M2, 1.742% (1 Month USD LIBOR + 165 bps), 4/25/43 (144A)	5,319,041
8,450,000(a)	STACR Trust, Series 2018-HRP2, Class M3, 2.492% (1 Month USD LIBOR + 240 bps), 2/25/47 (144A)	8,605,883
5,706,945(a)	Towd Point HE Trust, Series 2019-HE1, Class A1, 0.992% (1 Month USD LIBOR + 90 bps), 4/25/48 (144A)	5,716,236
3,913,012(a)	Towd Point HE Trust, Series 2019-HE1, Class M1, 1.192% (1 Month USD LIBOR + 110 bps), 4/25/48 (144A)	3,901,612
5,280,000(a)	Traingle Re, Ltd., Series 2020-1, Class M1B, 3.992% (1 Month USD LIBOR + 390 bps), 10/25/30 (144A)	5,306,402
4,360,000(a)	Traingle Re, Ltd., Series 2020-1, Class M1C, 4.592% (1 Month USD LIBOR + 450 bps), 10/25/30 (144A)	4,447,201
6,440,000(a)	Traingle Re, Ltd., Series 2021-1, Class M1C, 3.492% (1 Month USD LIBOR + 340 bps), 8/25/33 (144A)	6,455,949
8,170,000(a)	Traingle Re, Ltd., Series 2021-1, Class M2, 3.992% (1 Month USD LIBOR + 390 bps), 8/25/33 (144A)	8,190,623
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $736,206,584)	$735,668,620
	COMMERCIAL MORTGAGE-BACKED SECURITIES - 9.7% of Net Assets
4,503,561(a)	ACRES Commercial Realty Corp., Series 2020-RSO8, Class A, 1.274% (1 Month USD LIBOR + 115 bps), 3/15/35 (144A)	$4,506,402
12,500,000(a)	Austin Fairmont Hotel Trust, Series 2019-FAIR, Class E, 2.323% (1 Month USD LIBOR + 225 bps), 9/15/32 (144A)	12,248,961
8,000,000(a)	BAMLL Commercial Mortgage Securities Trust, Series 2019-RLJ, Class C, 1.673% (1 Month USD LIBOR + 160 bps), 4/15/36 (144A)	7,937,687
1,150,000(a)	BFLD Trust, Series 2020-OBRK, Class A, 2.123% (1 Month USD LIBOR + 205 bps), 11/15/28 (144A)	1,164,458
9,450,000(a)	BHP Trust, Series 2019-BXHP, Class D, 1.844% (1 Month USD LIBOR + 177 bps), 8/15/36 (144A)	9,452,951
5,884,925(a)	BTH-3 Mortgage-Backed Securities Trust, Series 2018-3, Class A, 2.592% (1 Month USD LIBOR + 250 bps), 7/8/21	5,854,293
7,750,000(a)	BTH-13 Mortgage Backed Securities Trust, Series 2018-13, Class A, 2.59% (1 Month USD LIBOR + 250 bps), 8/18/21 (144A)	7,743,234
5,700,000(a)	BTH-16 Mortgage-Backed Securities Trust, Series 2018-16, Class A, 2.592% (1 Month USD LIBOR + 250 bps), 8/4/21 (144A)	5,720,189
7,625,000(a)	BTH-21 Mortgage-Backed Securities Trust, Series 2018-21, Class A, 2.592% (1 Month USD LIBOR + 250 bps), 10/7/21 (144A)	7,621,385
Principal Amount USD ($)		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES - (continued)
5,810,000(a)	BX Commercial Mortgage Trust, Series 2018-IND, Class D, 1.373% (1 Month USD LIBOR + 130 bps), 11/15/35 (144A)	$5,814,522
14,764,882(a)	BX Commercial Mortgage Trust, Series 2019-XL, Class G, 2.373% (1 Month USD LIBOR + 230 bps), 10/15/36 (144A)	14,769,530
9,300,000(a)	BX Trust, Series 2019-ATL, Class B, 1.46% (1 Month USD LIBOR + 139 bps), 10/15/36 (144A)	9,294,397
8,000,000(a)	BXP Trust, Series 2017-CQHP, Class B, 1.173% (1 Month USD LIBOR + 110 bps), 11/15/34 (144A)	7,762,031
2,171,167(a)	CG-CCRE Commercial Mortgage Trust, Series 2014-FL1, Class B, 1.223% (1 Month USD LIBOR + 115 bps), 6/15/31 (144A)	2,102,533
715,800(a)	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class A, 1.927% (1 Month USD LIBOR + 185 bps), 11/15/31 (144A)	701,658
10,000,000(a)	CGDB Commercial Mortgage Trust, Series 2019-MOB, Class C, 1.523% (1 Month USD LIBOR + 145 bps), 11/15/36 (144A)	9,996,847
5,700,000(a)	CGMS Commercial Mortgage Trust, Series 2017-MDRC, Class C, 1.373% (1 Month USD LIBOR + 130 bps), 7/15/30 (144A)	5,580,257
14,891,307(a)	CHC Commercial Mortgage Trust, Series 2019-CHC, Class C, 1.823% (1 Month USD LIBOR + 175 bps), 6/15/34 (144A)	14,779,102
9,500,000(a)	CHT Mortgage Trust, Series 2017-CSMO, Class C, 1.573% (1 Month USD LIBOR + 150 bps), 11/15/36 (144A)	9,511,810
6,000,000(a)	CLNY Trust, Series 2019-IKPR, Class B, 1.551% (1 Month USD LIBOR + 148 bps), 11/15/38 (144A)	6,007,432
2,000,000(a)	CLNY Trust, Series 2019-IKPR, Class E, 2.794% (1 Month USD LIBOR + 272 bps), 11/15/38 (144A)	1,987,448
2,598,934(a)	COMM Mortgage Trust, Series 2014-FL5, Class C, 2.223% (1 Month USD LIBOR + 215 bps), 10/15/31 (144A)	2,518,835
6,750,000(a)	Credit Suisse Commercial Mortgage Securities Corp., Series 2019-SKLZ, Class B, 1.973% (1 Month USD LIBOR + 190 bps), 1/15/34 (144A)	6,691,898
10,000,000(a)	Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class E, 2.223% (1 Month USD LIBOR + 215 bps), 5/15/36 (144A)	10,018,829
1,568,582(a)	Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN1, Class M1, 2.018% (SOFR30A + 200 bps), 1/25/51 (144A)	1,579,674
1,715,812(a)	FREMF Mortgage Trust, Series 2014-KF05, Class B, 4.086% (1 Month USD LIBOR + 400 bps), 9/25/22 (144A)	1,719,935
1,799,256(a)	GPMT, Ltd., Series 2018-FL1, Class AS, 1.293% (1 Month USD LIBOR + 120 bps), 11/21/35 (144A)	1,799,815
8,000,000(a)	Great Wolf Trust, Series 2019-WOLF, Class D, 2.006% (1 Month USD LIBOR + 193 bps), 12/15/36 (144A)	7,950,152
3,500,000(a)	GS Mortgage Securities Corp. Trust, Series 2017-STAY, Class B, 1.423% (1 Month USD LIBOR + 135 bps), 7/15/32 (144A)	3,503,634
10,900,000(a)	GS Mortgage Securities Corp. Trust, Series 2018-TWR, Class A, 0.973% (1 Month USD LIBOR + 90 bps), 7/15/31 (144A)	10,872,382
11,000,000(a)	GS Mortgage Securities Corp. Trust, Series 2019-70P, Class D, 1.823% (1 Month USD LIBOR + 175 bps), 10/15/36 (144A)	10,889,443
7,400,000(a)	GS Mortgage Securities Corp. Trust, Series 2019-SMP, Class D, 2.023% (1 Month USD LIBOR + 195 bps), 8/15/32 (144A)	7,297,733
10,000,000(a)	GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class A, 1.173% (1 Month USD LIBOR + 110 bps), 12/15/36 (144A)	10,048,706
9,000,000(a)	GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class E, 2.573% (1 Month USD LIBOR + 250 bps), 12/15/36 (144A)	8,746,645
4,300,000(a)	GS Mortgage Securities Trust, Series 2018-HART, Class A, 1.17% (1 Month USD LIBOR + 109 bps), 10/15/31 (144A)	4,302,703
9,729,000(a)	GS Mortgage Securities Trust, Series 2018-HART, Class B, 1.38% (1 Month USD LIBOR + 130 bps), 10/15/31 (144A)	9,716,760
8,135,347(a)	HPLY Trust, Series 2019-HIT, Class C, 1.673% (1 Month USD LIBOR + 160 bps), 11/15/36 (144A)	8,135,343
4,665,000(a)	InTown Hotel Portfolio Trust, Series 2018-STAY, Class A, 1.023% (1 Month USD LIBOR + 95 bps), 1/15/33 (144A)	4,677,076
4,230,000(a)	InTown Hotel Portfolio Trust, Series 2018-STAY, Class B, 1.373% (1 Month USD LIBOR + 130 bps), 1/15/33 (144A)	4,242,879
11,900,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-FL11, Class B, 1.173% (1 Month USD LIBOR + 110 bps), 10/15/32 (144A)	11,804,649
7,300,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-PHH, Class B, 2.81% (1 Month USD LIBOR + 116 bps), 6/15/35 (144A)	7,190,155
2,800,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class BFL, 1.33% (1 Month USD LIBOR + 125 bps), 7/5/33 (144A)	2,807,751
4,000,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class CFL, 1.73% (1 Month USD LIBOR + 165 bps), 7/5/33 (144A)	4,012,632
3,600,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-BKWD, Class C, 1.673% (1 Month USD LIBOR + 160 bps), 9/15/29 (144A)	3,596,494
1,650,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-BKWD, Class E, 2.673% (1 Month USD LIBOR + 260 bps), 9/15/29 (144A)	1,631,309
10,300,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP, Class E, 2.233% (1 Month USD LIBOR + 216 bps), 7/15/36 (144A)	10,166,613
6,735,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-609M, Class A, 1.443% (1 Month USD LIBOR + 137 bps), 10/15/33 (144A)	6,751,780
8,050,000(a)	MBRT, Series 2019-MBR, Class B, 1.223% (1 Month USD LIBOR + 115 bps), 11/15/36 (144A)	8,057,556
Principal Amount USD ($)		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES - (continued)
7,081,085(a)	MF1, Ltd., Series 2019-FL2, Class A, 1.262% (1 Month USD LIBOR + 113 bps), 12/25/34 (144A)	$7,081,080
1,722,527(b)	Morgan Stanley Capital I Trust, Series 2007-T25, Class AJ, 5.574%, 11/12/49	1,354,337
8,500,000(a)	Morgan Stanley Capital I Trust, Series 2017-ASHF, Class B, 1.323% (1 Month USD LIBOR + 125 bps), 11/15/34 (144A)	8,494,100
8,250,000(a)	Morgan Stanley Capital I Trust, Series 2017-CLS, Class C, 1.073% (1 Month USD LIBOR + 100 bps), 11/15/34 (144A)	8,252,604
9,610,247(a)	Morgan Stanley Capital I Trust, Series 2018-BOP, Class B, 1.323% (1 Month USD LIBOR + 125 bps), 8/15/33 (144A)	9,589,907
5,220,000(a)	MTRO Commercial Mortgage Trust, Series 2019-TECH, Class C, 1.373% (1 Month USD LIBOR + 130 bps), 12/15/33 (144A)	5,189,556
3,662,523(a)	Natixis Commercial Mortgage Securities Trust, Series 2018-FL1, Class MCR1, 2.423% (1 Month USD LIBOR + 235 bps), 6/15/35 (144A)	3,612,712
11,500,000(a)	Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, Class B, 1.873% (1 Month USD LIBOR + 180 bps), 7/15/36 (144A)	11,493,072
6,817,435(a)	SLIDE, Series 2018-FUN, Class B, 1.573% (1 Month USD LIBOR + 125 bps), 6/15/31 (144A)	6,813,149
947,718(b)	Sutherland Commercial Mortgage Loans, Series 2017-SBC6, Class A, 3.192%, 5/25/37 (144A)	943,305
4,374,433(a)	Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class C, 1.58% (1 Month USD LIBOR + 150 bps), 11/11/34 (144A)	4,374,347
9,807,955(a)	VMC Finance LLC, Series 2018-FL2, Class B, 1.432% (1 Month USD LIBOR + 135 bps), 10/15/35 (144A)	9,785,898
959,824(b)	WaMu Commercial Mortgage Securities Trust, Series 2006-SL1, Class C, 1.649%, 11/23/43 (144A)	958,775
12,800,000(a)	Wells Fargo Commercial Mortgage Trust, Series 2017-SMP, Class C, 1.398% (1 Month USD LIBOR + 133 bps), 12/15/34 (144A)	12,743,151
13,125,000(a)	XCAL Mortgage Trust, Series 2019-1, Class A, 4.4% (1 Month USD LIBOR + 225 bps), 11/6/21 (144A)	13,200,885
14,200,000(a)	XCALI Mortgage Trust, Series 2020-1, Class A, 4.05% (1 Month USD LIBOR + 240 bps), 1/22/23 (144A)	14,255,555
13,500,000(a)	XCALI Mortgage Trust, Series 2020-2, Class A, 4.05% (1 Month USD LIBOR + 200 bps), 2/7/23 (144A)	13,550,208
4,375,000(a)	XCALI Mortgage Trust, Series 2020-5, Class A, 4.25% (1 Month USD LIBOR + 325 bps), 10/15/23 (144A)	4,400,948
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $459,110,244)	$457,382,097
	CORPORATE BONDS - 29.5% of Net Assets
	Aerospace & Defense - 0.2%
10,000,000	Boeing Co., 1.167%, 2/4/23	$10,046,273
	Total Aerospace & Defense	$10,046,273
	Auto Manufacturers - 3.8%
6,575,000(a)	American Honda Finance Corp., 0.468% (3 Month USD LIBOR + 28 bps), 1/12/24	$6,580,194
3,960,000(a)	American Honda Finance Corp., 0.532% (3 Month USD LIBOR + 37 bps), 5/10/23	3,975,858
9,190,000(a)	American Honda Finance Corp., 0.686% (3 Month USD LIBOR + 54 bps), 6/27/22	9,235,086
6,000,000(a)	American Honda Finance Corp., 0.733% (3 Month USD LIBOR + 61 bps), 9/9/21	6,006,319
12,323,000(a)	BMW US Capital LLC, 0.58% (SOFRRATE + 53 bps), 4/1/24 (144A)	12,428,436
15,000,000(a)	Daimler Finance North America LLC, 1.056% (3 Month USD LIBOR + 90 bps), 2/15/22 (144A)	15,078,682
9,467,000	Daimler Finance North America LLC, 2.85%, 1/6/22 (144A)	9,586,505
15,000,000	Daimler Finance North America LLC, 3.4%, 2/22/22 (144A)	15,294,664
2,015,000(a)	Ford Motor Credit Co. LLC, 1.068% (3 Month USD LIBOR + 88 bps), 10/12/21	2,012,428
6,360,000(a)	General Motors Financial Co., Inc., 0.804% (SOFRRATE + 76 bps), 3/8/24	6,405,009
11,520,000	General Motors Financial Co., Inc., 4.375%, 9/25/21	11,626,552
11,000,000(a)	Nissan Motor Acceptance Corp., 0.768% (3 Month USD LIBOR + 64 bps), 3/8/24 (144A)	11,007,844
17,904,000(a)	Toyota Motor Credit Corp., 0.337% (SOFRRATE + 32 bps), 4/6/23	17,939,629
11,000,000(a)	Toyota Motor Credit Corp., 0.349% (SOFRRATE + 33 bps), 1/11/24	11,035,113
14,245,000(a)	Volkswagen Group of America Finance LLC, 0.994% (3 Month USD LIBOR + 86 bps), 9/24/21 (144A)	14,271,243
9,175,000(a)	Volkswagen Group of America Finance LLC, 1.108% (3 Month USD LIBOR + 94 bps), 11/12/21 (144A)	9,205,305
11,255,000	Volkswagen Group of America Finance LLC, 2.5%, 9/24/21 (144A)	11,312,472
6,460,000	Volkswagen Group of America Finance LLC, 2.9%, 5/13/22 (144A)	6,596,948
	Total Auto Manufacturers	$179,598,287
	Banks - 16.4%
17,999,000(a)	ABN AMRO Bank NV, 0.709% (3 Month USD LIBOR + 57 bps), 8/27/21 (144A)	$18,013,939
5,650,000	ABN AMRO Bank NV, 3.4%, 8/27/21 (144A)	5,677,899
5,700,000(a)	Bank of America Corp., 0.536% (3 Month BSBY3M + 43 bps), 5/28/24	5,703,477
9,450,000(a)	Bank of America Corp., 0.757% (SOFRRATE + 73 bps), 10/24/24	9,518,229
23,289,000(a)	Bank of America Corp., 0.921% (3 Month USD LIBOR + 79 bps), 3/5/24	23,504,470
5,237,000(a)	Bank of America Corp., 1.176% (3 Month USD LIBOR + 100 bps), 4/24/23	5,274,918
18,812,000(a)	Bank of America Corp., 1.366% (3 Month USD LIBOR + 118 bps), 10/21/22	18,876,120
16,000,000(a)	Bank of Montreal, 0.394% (SOFRRATE + 35 bps), 12/8/23	16,058,752
3,185,000(a)	Bank of Montreal, 0.726% (SOFRRATE + 68 bps), 3/10/23	3,216,468
9,200,000(a)	Bank of Nova Scotia, 0.467% (SOFRRATE + 45 bps), 4/15/24	9,234,464
15,240,000(a)	Banque Federative du Credit Mutuel SA, 0.918% (3 Month USD LIBOR + 73 bps), 7/20/22 (144A)	15,350,719
2,620,000(a)	Banque Federative du Credit Mutuel SA, 1.148% (3 Month USD LIBOR + 96 bps), 7/20/23 (144A)	2,661,327
5,125,000	Banque Federative du Credit Mutuel SA, 2.125%, 11/21/22 (144A)	5,248,175
Principal Amount USD ($)		Value
	Banks - (continued)
12,008,000(a)	Barclays Plc, 1.586% (3 Month USD LIBOR + 143 bps), 2/15/23	$12,095,722
6,050,000(a)	Barclays Plc, 1.813% (3 Month USD LIBOR + 163 bps), 1/10/23	6,095,224
4,490,000	Barclays Plc, 3.2%, 8/10/21	4,503,909
18,956,000(a)	BPCE SA, 1.37% (3 Month USD LIBOR + 122 bps), 5/22/22 (144A)	19,127,228
9,563,000	BPCE SA, 3.0%, 5/22/22 (144A)	9,790,167
18,400,000(a)	Canadian Imperial Bank of Commerce, 0.447% (SOFRRATE + 40 bps), 12/14/23	18,416,027
10,900,000(a)	Citigroup, Inc., 0.699% (SOFRRATE + 67 bps), 5/1/25	10,948,999
16,729,000(a)	Citigroup, Inc., 1.136% (3 Month USD LIBOR + 96 bps), 4/25/22	16,834,041
13,621,000(a)	Citigroup, Inc., 1.198% (3 Month USD LIBOR + 107 bps), 12/8/21	13,670,507
9,220,000(a)	Citigroup, Inc., 1.366% (3 Month USD LIBOR + 119 bps), 8/2/21	9,229,573
2,350,000(a)	Cooperatieve Rabobank UA, 0.668% (3 Month USD LIBOR + 48 bps), 1/10/23	2,364,962
10,000,000(a)	Credit Suisse AG, 0.418% (SOFRRATE + 39 bps), 2/2/24	9,989,600
6,340,000(a)	Credit Suisse AG, 0.48% (SOFRRATE + 45 bps), 2/4/22	6,350,343
10,765,000(a)	Credit Suisse Group AG, 1.319% (3 Month USD LIBOR + 120 bps), 12/14/23 (144A)	10,878,542
6,457,000	Danske Bank A/S, 2.7%, 3/2/22 (144A)	6,559,207
4,046,000	Discover Bank, 3.2%, 8/9/21	4,048,616
7,000,000(a)	Federation des Caisses Desjardins du Quebec, 0.469% (SOFRRATE + 43 bps), 5/21/24 (144A)	7,018,340
16,000,000(a)	Goldman Sachs Group, Inc., 0.547% (SOFRRATE + 50 bps), 9/10/24	15,984,293
13,002,000(a)	Goldman Sachs Group, Inc., 0.575% (SOFRRATE + 54 bps), 11/17/23	13,009,649
5,000,000(a)	Goldman Sachs Group, Inc., 0.9% (3 Month USD LIBOR + 75 bps), 2/23/23	5,044,318
20,000,000	ING Groep NV, 3.15%, 3/29/22	20,429,143
8,000,000(a)	JPMorgan Chase & Co., 0.578% (SOFRRATE + 54 bps), 6/1/25	8,004,620
11,800,000(a)	JPMorgan Chase & Co., 0.903% (3 Month USD LIBOR + 73 bps), 4/23/24	11,911,057
10,150,000(a)	JPMorgan Chase & Co., 1.076% (3 Month USD LIBOR + 90 bps), 4/25/23	10,221,699
11,294,000(a)	KeyBank NA, 0.39% (SOFRRATE + 34 bps), 1/3/24	11,304,375
2,905,000(a)	KeyBank NA, 0.836% (3 Month USD LIBOR + 66 bps), 2/1/22	2,915,683
15,450,000	Lloyds Banking Group Plc, 3.0%, 1/11/22	15,674,952
21,000,000(a)	Macquarie Bank, Ltd., 0.625% (3 Month USD LIBOR + 45 bps), 8/6/21 (144A)	21,008,748
15,538,000(a)	Mitsubishi UFJ Financial Group, Inc., 0.826% (3 Month USD LIBOR + 65 bps), 7/26/21	15,544,576
3,000,000(a)	Mitsubishi UFJ Financial Group, Inc., 0.831% (3 Month USD LIBOR + 70 bps), 3/7/22	3,013,545
25,302,000(a)	Mitsubishi UFJ Financial Group, Inc., 0.966% (3 Month USD LIBOR + 79 bps), 7/25/22	25,491,765
6,295,000(a)	Mizuho Financial Group, Inc., 0.969% (3 Month USD LIBOR + 85 bps), 9/13/23	6,339,236
7,505,000(a)	Mizuho Financial Group, Inc., 1.005% (3 Month USD LIBOR + 88 bps), 9/11/22	7,572,267
14,679,000(a)	Mizuho Financial Group, Inc., 1.075% (3 Month USD LIBOR + 94 bps), 2/28/22	14,763,500
12,580,000(a)	Morgan Stanley, 1.114% (3 Month USD LIBOR + 93 bps), 7/22/22	12,586,434
11,460,000	Morgan Stanley, 2.75%, 5/19/22	11,715,237
4,200,000(a)	NatWest Markets Plc, 0.563% (SOFRRATE + 53 bps), 8/12/24 (144A)	4,214,494
12,114,000(a)	PNC Bank NA, 0.634% (3 Month USD LIBOR + 45 bps), 7/22/22	12,115,958
13,159,000(a)	PNC Bank NA, 0.681% (3 Month USD LIBOR + 50 bps), 7/27/22	13,227,526
22,000,000(a)	Royal Bank of Canada, 0.322% (SOFRRATE + 30 bps), 1/19/24	22,022,660
12,310,000(a)	Royal Bank of Canada, 0.647% (3 Month USD LIBOR + 47 bps), 4/29/22	12,359,597
4,800,000	Royal Bank of Canada, 3.35%, 10/22/21 (144A)	4,846,651
15,252,000(a)	Skandinaviska Enskilda Banken AB, 0.764% (3 Month USD LIBOR + 65 bps), 12/12/22 (144A)	15,362,019
11,850,000(a)	Standard Chartered Plc, 1.271% (SOFRRATE + 125 bps), 10/14/23 (144A)	11,968,299
6,450,000(a)	Standard Chartered Plc, 1.328% (3 Month USD LIBOR + 120 bps), 9/10/22 (144A)	6,461,610
4,232,000(a)	Sumitomo Mitsui Financial Group, Inc., 0.93% (3 Month USD LIBOR + 74 bps), 10/18/22	4,264,290
22,118,000(a)	Sumitomo Mitsui Financial Group, Inc., 0.968% (3 Month USD LIBOR + 78 bps), 7/12/22	22,265,236
11,400,000	Sumitomo Mitsui Financial Group, Inc., 2.058%, 7/14/21	11,407,637
5,265,000(a)	Toronto-Dominion Bank, 0.665% (3 Month USD LIBOR + 53 bps), 12/1/22	5,301,607
1,000,000(a)	Toronto-Dominion Bank, 0.83% (3 Month USD LIBOR + 64 bps), 7/19/23	1,011,446
25,014,000(a)	Truist Bank, 0.746% (3 Month USD LIBOR + 59 bps), 5/17/22	25,138,189
5,800,000(a)	UBS AG, 0.391% (SOFRRATE + 36 bps), 2/9/24 (144A)	5,818,270
8,110,000	UBS AG, 7.625%, 8/17/22	8,724,056
10,800,000(a)	UBS AG/London, 0.361% (SOFRRATE + 32 bps), 6/1/23 (144A)	10,821,056
16,208,000(a)	UBS Group AG, 1.706% (3 Month USD LIBOR + 153 bps), 2/1/22 (144A)	16,354,379
14,665,000(a)	Wells Fargo & Co., 1.201% (3 Month USD LIBOR + 103 bps), 7/26/21	14,675,358
5,332,000(a)	Wells Fargo & Co., 1.286% (3 Month USD LIBOR + 111 bps), 1/24/23	5,362,360
	Total Banks	$772,517,759
	Diversified Financial Services - 1.2%
15,735,000(a)	Air Lease Corp., 0.484% (3 Month USD LIBOR + 35 bps), 12/15/22	$15,753,935
23,740,000(a)	American Express Co., 0.786% (3 Month USD LIBOR + 61 bps), 8/1/22	23,866,863
1,400,000(a)	Aviation Capital Group LLC, 0.856% (3 Month USD LIBOR + 67 bps), 7/30/21 (144A)	1,400,242
15,850,000(a)	Capital One Financial Corp., 0.906% (3 Month USD LIBOR + 72 bps), 1/30/23	15,988,459
	Total Diversified Financial Services	$57,009,499
	Electric - 1.9%
6,440,000(a)	American Electric Power Co., Inc., 0.656% (3 Month USD LIBOR + 48 bps), 11/1/23	$6,445,091
7,600,000(a)	CenterPoint Energy, Inc., 0.684% (SOFRRATE + 65 bps), 5/13/24	7,631,692
9,175,000(a)	Dominion Energy, Inc., 0.649% (3 Month USD LIBOR + 53 bps), 9/15/23	9,178,577
7,152,000(c)	Dominion Energy, Inc., 2.715%, 8/15/21	7,172,449
17,130,000	Dominion Energy, Inc., 2.75%, 1/15/22	17,314,101
3,553,000	Enel Finance International NV, 2.875%, 5/25/22 (144A)	3,630,648
15,000,000	Eversource Energy, 2.75%, 3/15/22	15,218,692
11,360,000(a)	Florida Power & Light Co., 0.283% (SOFRRATE + 25 bps), 5/10/23	11,353,536
6,600,000(a)	NextEra Energy Capital Holdings, Inc., 0.581% (SOFRRATE + 54 bps), 3/1/23	6,633,084
4,780,000	Niagara Mohawk Power Corp., 2.721%, 11/28/22 (144A)	4,916,231
	Total Electric	$89,494,101
Principal Amount USD ($)		Value
	Food - 0.1%
6,885,000	Danone SA, 2.077%, 11/2/21 (144A)	$6,916,655
	Total Food	$6,916,655
	Insurance - 0.6%
1(d)	Ambac Assurance Corp., 5.1% (144A)	$ 1
2(a)	Ambac LSNI LLC, 6.0% (3 Month USD LIBOR + 500 bps), 2/12/23 (144A)	2
5,365,000(a)	Metropolitan Life Global Funding I, 0.59% (SOFRRATE + 57 bps), 1/13/23 (144A)	5,396,656
4,531,000(a)	New York Life Global Funding, 0.495% (3 Month USD LIBOR + 32 bps), 8/6/21 (144A)	4,532,769
9,350,000(a)	Northwestern Mutual Global Funding, 0.38% (SOFRRATE + 33 bps), 3/25/24 (144A)	9,371,739
6,500,000(a)	Principal Life Global Funding II, 0.469% (SOFRRATE + 45 bps), 4/12/24 (144A)	6,510,983
	Total Insurance	$25,812,150
	Machinery-Construction & Mining - 0.4%
11,567,000(a)	Caterpillar Financial Services Corp., 0.28% (SOFRRATE + 25 bps), 5/17/24	$11,577,793
9,091,000(a)	Caterpillar Financial Services Corp., 0.895% (3 Month USD LIBOR + 74 bps), 5/13/22	9,145,417
	Total Machinery-Constrction & Mining	$20,723,210
	Machinery-Diversified - 0.0%†
2,000(a)	John Deere Capital Corp., 0.388% (3 Month USD LIBOR + 26 bps), 9/10/21	$ 2,001
	Total Machinery-Diversified	$ 2,001
	Media - 0.5%
5,092,000(a)	Comcast Corp., 0.585% (3 Month USD LIBOR + 44 bps), 10/1/21	$5,096,981
6,870,000(a)	Walt Disney Co., 0.385% (3 Month USD LIBOR + 25 bps), 9/1/21	6,873,045
9,910,000(a)	Walt Disney Co., 0.525% (3 Month USD LIBOR + 39 bps), 9/1/22	9,947,668
	Total Media	$21,917,694
	Oil & Gas - 1.2%
2,775,000(a)	BP Capital Markets Plc, 0.785% (3 Month USD LIBOR + 65 bps), 9/19/22	$2,787,276
5,766,000(a)	BP Capital Markets Plc, 0.988% (3 Month USD LIBOR + 87 bps), 9/16/21	5,776,063
7,045,000	Canadian Natural Resources, Ltd., 3.45%, 11/15/21	7,071,229
2,295,000(a)	Chevron Corp., 0.659% (3 Month USD LIBOR + 53 bps), 3/3/22	2,302,371
16,885,000(a)	Chevron Corp., 1.06% (3 Month USD LIBOR + 90 bps), 5/11/23	17,180,646
11,405,000(a)	Exxon Mobil Corp., 0.486% (3 Month USD LIBOR + 33 bps), 8/16/22	11,441,998
10,240,000	Marathon Petroleum Corp., 4.5%, 5/1/23	10,919,398
	Total Oil & Gas	$57,478,981
	Pharmaceuticals - 1.9%
17,080,000(a)	AbbVie, Inc., 0.799% (3 Month USD LIBOR + 65 bps), 11/21/22	$17,199,744
15,240,000	AbbVie, Inc., 3.45%, 3/15/22	15,494,499
7,317,000	AbbVie, Inc., 5.0%, 12/15/21	7,386,561
5,890,000	AmerisourceBergen Corp., 0.737%, 3/15/23	5,901,309
12,890,000(a)	Becton Dickinson & Co., 1.161% (3 Month USD LIBOR + 103 bps), 6/6/22	13,001,869
13,126,000(a)	Cardinal Health, Inc., 0.889% (3 Month USD LIBOR + 77 bps), 6/15/22	13,207,250
15,430,000(a)	Zoetis, Inc., 0.595% (3 Month USD LIBOR + 44 bps), 8/20/21	15,438,802
	Total Pharmaceuticals	$87,630,034
	Pipelines - 0.3%
15,605,000(a)	MPLX LP, 1.223% (3 Month USD LIBOR + 110 bps), 9/9/22	$15,614,956
	Total Pipelines	$15,614,956
	Retail - 0.1%
6,365,000(a)	7-Eleven, Inc., 0.612% (3 Month USD LIBOR + 45 bps), 8/10/22 (144A)	$6,367,546
	Total Retail	$6,367,546
	Semiconductors - 0.1%
4,600,000	Skyworks Solutions, Inc., 0.9%, 6/1/23	$4,613,431
	Total Semiconductors	$4,613,431
	Telecommunications - 0.5%
17,944,000(a)	AT&T, Inc., 1.134% (3 Month USD LIBOR + 95 bps), 7/15/21	$17,950,314
5,471,000(a)	Verizon Communications, Inc., 0.55% (SOFRRATE + 50 bps), 3/22/24	5,512,142
	Total Telecommunications	$23,462,456
	Trucking & Leasing - 0.3%
5,010,000(a)	GATX Corp., 0.896% (3 Month USD LIBOR + 72 bps), 11/5/21	$5,019,374
10,121,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 3.375%, 2/1/22 (144A)	10,244,682
	Total Trucking & Leasing	$15,264,056
	TOTAL CORPORATE BONDS
	(Cost $1,394,043,380)	$1,394,469,089
	INSURANCE-LINKED SECURITIES - 2.2% of Net Assets#
	Event Linked Bonds - 1.7%
	Earthquakes - California - 0.1%
1,000,000(a)	Ursa Re, 5.271% (3 Month U.S. Treasury Bill + 523 bps), 9/24/21 (144A)	$1,002,400
750,000(a)	Ursa Re, 5.791% (3 Month U.S. Treasury Bill + 575 bps), 12/10/22 (144A)	768,750
4,000,000(a)	Ursa Re II, 3.791% (3 Month U.S. Treasury Bill + 375 bps), 12/7/23 (144A)	4,148,400
		$5,919,550
	Earthquakes - Japan - 0.0%†
700,000(a)	Nakama Re, 2.2% (6 Month USD LIBOR + 220 bps), 10/13/21 (144A)	$ 699,090
	Earthquakes - Mexico - 0.0%†
500,000(a)	International Bank for Reconstruction & Development, 3.539% (3 Month USD LIBOR + 350 bps), 3/13/24 (144A)	$ 507,200
	Earthquakes - U.S. - 0.0%†
1,000,000(a)	Torrey Pines Re Pte, 4.041% (3 Month U.S. Treasury Bill + 400 bps), 6/7/24 (144A)	$ 998,000
	Health - U.S. - 0.1%
3,500,000(a)	Vitality Re X, 1.791% (3 Month U.S. Treasury Bill + 175 bps), 1/10/23 (144A)	$3,431,820
Principal Amount USD ($)		Value
	Health - U.S. - (continued)
1,750,000(a)	Vitality Re X, 2.041% (3 Month U.S. Treasury Bill + 200 bps), 1/10/23 (144A)	$1,697,657
		$5,129,477
	Inland Flood - U.S. - 0.0%†
500,000(a)	FloodSmart Re, 11.871% (1 Month U.S. Treasury Bill + 1,183 bps), 3/7/22 (144A)	$ 486,800

	Multiperil - Florida - 0.0%†
250,000(a)	Sanders Re II, Ltd., 5.541% (3 Month U.S. Treasury Bill + 550 bps), 6/7/23 (144A)	$ 252,325

	Multiperil - Japan - 0.0%†
250,000(a)	Akibare Re, 2.035% (3 Month USD LIBOR + 190 bps), 4/7/22 (144A)	$ 250,100
500,000(a)	Akibare Re, 2.045% (3 Month USD LIBOR + 190 bps), 4/7/22 (144A)	500,150
		$ 750,250
	Multiperil - U.S. - 0.5%
1,500,000(a)	Bonanza Re, 4.791% (3 Month U.S. Treasury Bill + 475 bps), 2/20/24 (144A)	$1,509,750
250,000(a)	Bowline Re, Series 2018-1, 4.801% (3 Month U.S. Treasury Bill + 476 bps), 5/23/22 (144A)	251,175
125,000(a)	Caelus Re V, 0.541% (1 Month U.S. Treasury Bill + 50 bps), 6/5/24 (144A)	62,500
500,000(a)	Caelus Re V, 3.231% (3 Month U.S. Treasury Bill + 319 bps), 6/9/25 (144A)	350,000
750,000(a)	Caelus Re V, 4.071% (3 Month U.S. Treasury Bill + 403 bps), 6/9/25 (144A)	75,000
750,000(a)	Caelus Re VI, 5.541% (3 Month U.S. Treasury Bill + 550 bps), 6/7/24 (144A)	774,750
4,500,000(a)	Easton Re Pte, 4.041% (3 Month U.S. Treasury Bill + 400 bps), 1/8/24 (144A)	4,522,950
500,000(a)	Fortius Re II, 3.42% (6 Month USD LIBOR + 342 bps), 7/7/21 (144A)	500,000
1,750,000(a)	Four Lakes Re, 7.041% (3 Month U.S. Treasury Bill + 700 bps), 1/5/24 (144A)	1,749,300
500,000(a)	Herbie Re, 6.291% (3 Month U.S. Treasury Bill + 625 bps), 1/8/25 (144A)	527,800
250,000(a)	Kilimanjaro Re, 4.94% (3 Month USD LIBOR + 494 bps), 5/6/22 (144A)	250,250
1,700,000(a)	Kilimanjaro II Re, 7.91% (6 Month USD LIBOR + 791 bps), 4/21/22 (144A)	1,706,970
2,900,000(a)	Residential Reinsurance 2017, 5.971% (3 Month U.S. Treasury Bill + 593 bps), 12/6/21 (144A)	2,892,750
1,500,000(a)	Residential Reinsurance 2020, 6.551% (3 Month U.S. Treasury Bill + 651 bps), 12/6/24 (144A)	1,519,500
250,000(a)	Sanders Re, 2.93% (6 Month USD LIBOR + 293 bps), 12/6/21 (144A)	248,125
3,000,000(a)	Sanders Re II, 3.541% (3 Month U.S. Treasury Bill + 350 bps), 4/7/25 (144A)	2,995,500
1,000,000(a)	Sussex Capital UK Pcc, Ltd., 7.791% (3 Month U.S. Treasury Bill + 775 bps), 1/8/25 (144A)	1,023,100
3,350,000(a)	Tailwind Re, 7.691% (3 Month U.S. Treasury Bill + 765 bps), 1/8/22 (144A)	3,318,175
		$24,277,595
	Multiperil - U.S. & Canada - 0.2%
2,500,000(a)	Hypatia, Ltd., 6.791% (3 Month U.S. Treasury Bill + 675 bps), 6/7/23 (144A)	$2,613,000
1,000,000(a)	Hypatia, Ltd., 9.791% (3 Month U.S. Treasury Bill + 975 bps), 6/7/23 (144A)	1,048,000
1,000,000(a)	Mona Lisa Re, 7.041% (3 Month U.S. Treasury Bill + 700 bps), 7/8/25 (144A)	1,004,000
4,000,000(a)	Mystic Re IV, 5.538% (3 Month U.S. Treasury Bill + 550 bps), 1/8/25 (144A)	3,999,600
		$8,664,600
	Multiperil - U.S. Regional - 0.1%
700,000(a)	First Coast Re II Pte, 5.66% (3 Month U.S. Treasury Bill + 566 bps), 6/7/23 (144A)	$ 705,670
1,250,000(a)	Long Point Re III, 2.791% (3 Month U.S. Treasury Bill + 275 bps), 6/1/22 (144A)	1,254,750
400,000(a)	Matterhorn Re, 5.041% (3 Month U.S. Treasury Bill + 500 bps), 1/8/24 (144A)	389,920
		$2,350,340
	Multiperil - Worldwide - 0.0%†
1,500,000(a)	Northshore Re II, 5.791% (3 Month U.S. Treasury Bill + 575 bps), 1/8/24 (144A)	$1,541,250
	Pandemic - U.S. - 0.1%
3,000,000(a)	Vitality Re X, 1.541% (3 Month U.S. Treasury Bill + 150 bps), 1/9/24 (144A)	$2,940,000
1,250,000(a)	Vitality Re XI, 1.841% (3 Month U.S. Treasury Bill + 180 bps), 1/9/24 (144A)	1,218,750
		$4,158,750
	Windstorm - Florida - 0.1%
2,500,000(a)	Integrity Re, 4.05% (3 Month USD LIBOR + 405 bps), 6/10/22 (144A)	$2,486,250
2,200,000(a)	Merna Reinsurance II Ltd., 5.5% (3 Month U.S. Treasury Bill + 550 bps), 7/8/24 (144A)	2,198,900
		$4,685,150
	Windstorm - Mexico - 0.0%†
500,000(a)	International Bank for Reconstruction & Development, 6.64%, 3/13/24	$ 510,500
	Windstorm - Texas - 0.1%
2,500,000(a)	Alamo Re II, 5.791% (1 Month U.S. Treasury Bill + 575 bps), 6/8/23 (144A)	$2,593,250
	Windstorm - U.S. - 0.1%
2,000,000(a)	Bonanza Re, 4.791% (3 Month U.S. Treasury Bill + 475 bps), 12/23/24 (144A)	$2,010,400
250,000(a)	Bowline Re, 8.891% (3 Month U.S. Treasury Bill + 885 bps), 3/20/23 (144A)	253,850
		$2,264,250
	Windstorm - U.S. Regional - 0.3%
2,500,000	Matterhorn Re, 12/7/21 (144A)	$2,335,250
1,500,000(a)	Matterhorn Re, 4.341% (3 Month USD LIBOR + 425 bps), 12/7/22 (144A)	1,504,500
3,000,000(a)	Matterhorn Re, 5.591% (3 Month USD LIBOR + 550 bps), 12/7/22 (144A)	3,001,800
1,500,000(a)	Matterhorn Re, 6.291% (3 Month U.S. Treasury Bill + 625 bps), 12/7/21 (144A)	1,499,100
250,000(a)	Matterhorn Re, 7.041% (3 Month U.S. Treasury Bill + 700 bps), 12/7/21 (144A)	252,625
2,250,000(a)	Matterhorn Re, 10.041% (3 Month U.S. Treasury Bill + 1,000 bps), 12/7/21 (144A)	2,275,650
2,000,000(a)	Matterhorn Re 2020-1, 7.541% (3 Month U.S. Treasury Bill + 750 bps), 12/7/21 (144A)	1,987,800
		$12,856,725
	Total Event Linked Bonds	$78,645,102
Face Amount USD ($)		Value
	Collateralized Reinsurance - 0.3%
	Multiperil – Massachusetts - 0.1%
3,000,000+(e)(f)	Denning Re, 7/31/24	$3,024,808
Face Amount USD ($)		Value
	Multiperil - U.S. - 0.1%
500,000+(e)	Dingle Re 2019, 2/1/22	$ 10,263
250,000+(e)(f)	Dingle Re 2020, 12/31/21	258,623
4,000,000+(e)(f)	Port Royal Re 2019, 5/31/22	4,116,400
3,250,000+(e)	Port Royal Re 2021, 5/31/25	3,113,812
		$7,499,098
	Multiperil - U.S. Regional - 0.1%
2,750,000+(e)(f)	Ailsa Re 2019, 6/30/22	$2,940,363
	Multiperil - Worldwide - 0.0%†
1,000,000+(e)(f)	Cypress Re 2017, 1/31/22	$ 100
223,000+(e)	Limestone Re, 3/1/23 (144A)	132,417
24,000+(e)	Limestone Re 2016-1, 8/31/21	1,350
40,000+(e)	Limestone Re 2016-1, 8/31/21	2,250
2,500,000+(e)(f)	Resilience Re, 5/1/22	–
2,000,000+(e)(f)	Resilience Re, 10/6/21	–
		$ 136,117
	Windstorm - Florida - 0.0%†
2,000,000+(e)(f)	Formby Re 2018, 2/28/22	$ 278,387
800,000+(e)(f)	Portrush Re 2017, 6/15/22	510,480
		$ 788,867
	Windstorm - U.S. Regional - 0.0%†
500,000+(e)(f)	Oakmont Re 2017, 4/30/22	$ 14,700
	Total Collateralized Reinsurance	$14,403,953
	Reinsurance Sidecars - 0.2%
	Multiperil - U.S. - 0.0%†
2,000,000+(e)(f)	Carnoustie Re 2017, 11/30/21	$ 263,600
1,500,000+(e)(f)	Castle Stuart Re 2018, 12/1/21	13,050
2,000,000+(f)(g)	Harambee Re 2018, 12/31/21	5,600
4,000,000+(g)	Harambee Re 2019, 12/31/22	20,400
		$ 302,650
	Multiperil - Worldwide - 0.2%
2,000+(e)	Alturas Re 2019-1, 3/10/23 (144A)	$ 5,446
36,448+(g)	Alturas Re 2019-2, 3/10/22	50,047
2,500,000+(e)(f)	Bantry Re 2016, 3/31/22	201,500
2,000,000+(e)(f)	Bantry Re 2017, 3/31/22	116,882
2,000,000+(e)(f)	Bantry Re 2018, 12/31/21	22,800
4,000,000+(e)(f)	Bantry Re 2019, 12/31/22	135,855
1,250,000+(e)(f)	Berwick Re 2017-1, 2/1/22	–
5,120,164+(e)(f)	Berwick Re 2018-1, 12/31/21	491,956
3,658,035+(e)(f)	Berwick Re 2019-1, 12/31/22	437,135
113,405+(e)	Eden Re II, 3/22/22 (144A)	31,307
4,000+(e)	Eden Re II, 3/22/23 (144A)	21,448
35,797+(e)	Eden Re II, 3/22/23 (144A)	188,642
75,000+(e)	Eden Re II, 3/22/22 (144A)	19,397
2,118,314+(e)(f)	Gullane Re 2018, 12/31/21	361,093
2,000+(e)	Limestone Re 2018, 3/1/22	–
500,000+(g)	Lion Rock Re 2019, 1/31/22	2,650
4,000,000+(f)(g)	Lorenz Re 2018, 7/1/22	20,400
2,744,544+(f)(g)	Lorenz Re 2019, 6/30/22	301,076
3,000,000+(e)(f)	Merion Re 2018-2, 12/31/21	496,500
1,500,000+(e)	Pangaea Re 2016-2, 11/30/21	2,675
2,000,000+(e)(f)	Pangaea Re 2018-1, 12/31/21	42,109
4,000,000+(e)(f)	Pangaea Re 2018-3, 7/1/22	82,974
2,800,000+(e)(f)	Pangaea Re 2019-1, 2/1/23	58,345
2,941,254+(e)(f)	Pangaea Re 2019-3, 7/1/23	105,800
4,000,000+(e)(f)	Pangaea Re 2021-3, 7/1/25	4,000,000
2,400,000+(e)(f)	Sector Re V, 12/1/23 (144A)	502,902
1,861+(e)	Sector Re V, 3/1/24 (144A)	31,963
800,000+(e)(f)	Sector Re V, 3/1/24 (144A)	494,994
160,000+(e)(f)	Sector Re V, 12/1/24 (144A)	432,806
1,250,000+(e)(f)	St. Andrews Re 2017-1, 2/1/22	–
1,737,984+(e)(f)	St. Andrews Re 2017-4, 6/1/22	171,018
750,000+(f)(g)	Thopas Re 2018, 12/31/21	3,750
3,000,000+(f)(g)	Thopas Re 2019, 12/31/22	135,300
2,000,000+(e)(f)	Versutus Re 2018, 12/31/21	–
1,765,095+(e)	Versutus Re 2019-A, 12/31/21	45,186
1,434,906+(e)	Versutus Re 2019-B, 12/31/21	35,012
750,000+(f)(g)	Viribus Re 2018, 12/31/21	–
2,500,000+(f)(g)	Viribus Re 2019, 12/31/22	104,250
1,724,784+(e)(f)	Woburn Re 2018, 12/31/21	126,599
Face Amount USD ($)		Value
	Multiperil - Worldwide - (continued)
809,418+(e)(f)	Woburn Re 2019, 12/31/22	$ 239,345
		$9,519,162
	Total Reinsurance Sidecars	$9,821,812
	TOTAL INSURANCE-LINKED SECURITIES
	(Cost $105,588,505)	$102,870,867
Principal Amount USD ($)		Value
	MUNICIPAL BOND - 0.0%† of Net Assets(a)(h)
	Municipal Student Loan - 0.0%†
8,621(a)	Louisiana Public Facilities Authority, Student Loan Backed, Series A, 1.076% (3 Month USD LIBOR + 90 bps), 4/26/27	$ 8,630
	Total Municipal Student Loan	$ 8,630
	TOTAL MUNICIPAL BOND
	(Cost $8,655)	$ 8,630
	SENIOR SECURED FLOATING RATE LOAN INTERESTS - 5.1% of Net Assets*(a)
	Aerospace & Defense - 0.1%
2,375,534	American Airlines, Inc., 2018 Replacement Term Loan, 1.845% (LIBOR + 175 bps), 6/27/25	$2,282,491
992,500	MAG DS Corp., Initial Term Loan, 6.5% (LIBOR + 550 bps), 4/1/27	975,131
735,000	MRO Holdings, Inc., Initial Term Loan, 5.147% (LIBOR + 500 bps), 6/4/26	735,000
1,246,875	Peraton Corp., First Lien Term B Loan, 4.5% (LIBOR + 375 bps), 2/1/28	1,252,818
995,000	Spirit Aerosystems, Inc. (fka Mid-Western Aircraft Systems, Inc & Onex Wind Finance LP.), Initial Term Loan, 6.0% (LIBOR + 525 bps), 1/15/25	1,004,328
748,125	United AirLines, Inc. Class B Term Loan, 4.5% (LIBOR + 375 bps), 4/21/28	758,813
	Total Aerospace & Defense	$7,008,581
	All Other - 0.0%†
1,000,000(i)	Adevinta ASA Facility B2, Term Loan, 6/26/28	$1,002,031
	Total All Other	$1,002,031
	Automobile - 0.1%
1,346,625	CWGS Group LLC (aka Camping World, Inc.), Initial Term Loan, 3.25% (LIBOR + 250 bps), 6/3/28	$1,337,703
2,000,000	Dana, Inc., 2018 New Term Loan B Advance, 2.354% (LIBOR + 225 bps), 2/27/26	1,997,084
1,163,750	Highline Aftermarket Acquisition LLC, First Lien Initial Term Loan, 5.25% (LIBOR + 450 bps), 11/9/27	1,169,569
2,291,667	Visteon Corp., New Term Loan, 1.859% (LIBOR + 175 bps), 3/25/24	2,279,732
208,400	Wabash National Corp., Initial Term Loan, 4.0% (LIBOR + 325 bps), 9/28/27	208,660
	Total Automobile	$6,992,748
	Automotive - 0.0%†
497,417	IXS Holdings, Inc., Initial Term Loan, 5.0% (LIBOR + 425 bps), 3/5/27	$ 499,904
1,500,000	Trinseo Materials Operating SCA (fka Styron SAr.l), Term Loan, 2.604% (LIBOR + 250 bps), 5/3/28	1,491,093
	Total Automotive	$1,990,997
	Beverage, Food & Tobacco - 0.0%†
982,500	US Foods, Inc. (aka U.S. Foodservice, Inc.), Incremental B-2019 Term Loan, 2.104% (LIBOR + 200 bps), 9/13/26	$ 969,400
	Total Beverage, Food & Tobacco	$ 969,400
	Broadcasting & Entertainment - 0.2%
2,992,386	Charter Communications Operating LLC (aka CCO Safari LLC), Term B-2 Loan, 1.86% (LIBOR + 175 bps), 2/1/27	$2,972,561
1,087,297	Gray Television, Inc., Term B-2 Loan, 2.342% (LIBOR + 225 bps), 2/7/24	1,083,673
4,000,001	Gray Television, Inc., Term C Loan, 2.592% (LIBOR + 250 bps), 1/2/26	3,985,557
	Total Broadcasting & Entertainment	$8,041,791
	Building Materials - 0.1%
1,091,190	Circor International, Inc., New Term Loan, 4.25% (LIBOR + 325 bps), 12/11/24	$1,087,212
498,750	Cornerstone Building Brands, Inc., Term Loan B, 3.75% (LIBOR + 325 bps), 4/12/28	499,373
750,000(i)	Groupe Solmax Inc., Term Loan, 6/28/28	750,938
2,704,924	Summit Materials LLC, New Term Loan, 2.104% (LIBOR + 200 bps), 11/21/24	2,700,485
	Total Building Materials	$5,038,008
	Buildings & Real Estate - 0.2%
3,161,521	Beacon Roofing Supply, Inc., 2028 Term Loan, 2.604% (LIBOR + 250 bps), 5/19/28	$3,149,665
1,246,875	Potters Industries LLC, Initial Term Loan, 4.75% (LIBOR + 400 bps), 12/14/27	1,250,381
2,100,000	VICI Properties 1 LLC, Term B Loan, 1.841% (LIBOR + 175 bps), 12/20/24	2,084,905
615,630	WireCo WorldGroup, Inc. (WireCo WorldGroup Finance LP), First Lien Initial Term Loan, 6.0% (LIBOR + 500 bps), 9/29/23	616,730
	Total Buildings & Real Estate	$7,101,681
	Chemicals - 0.3%
2,039,750	Avantor Funding, Inc., Incremental B-4 Dollar Term Loan, 3.25% (LIBOR + 225 bps), 11/8/27	$2,043,319
1,979,849	Element Solutions, Inc. (Macdermid, Inc.), Tranche B-1 Term Loan, 2.104% (LIBOR + 200 bps), 1/31/26	1,979,849
986,973	Gemini HDPE LLC Term Loan B, 3.5% (LIBOR + 300 bps), 12/31/27	986,819
1,000,000	INEOS Styrolution Group GmbH, 2026 Tranche B Dollar Term Loan, 3.25% (LIBOR + 275 bps), 1/29/26	999,219
2,361,765	Tronox Finance LLC, First Lien Refinancing Term Loan, 2.63% (LIBOR + 250 bps), 3/10/28	2,350,509
1,000,000(i)	Univar Solutions USA, Inc., Term B-6 Loan, 6/3/28	998,984
1,500,000	W.R. Grace & Co.-CONN New Term Loan, 2.147% (LIBOR + 200 bps), 6/1/28	1,498,125
Principal Amount USD ($)		Value
	Chemicals - (continued)
1,000,000(i)	Zebra Buyer LLC, Term Loan, 1/31/26	$1,000,005
	Total Chemicals	$11,856,829
	Chemicals, Plastics & Rubber - 0.2%
2,375,829	Axalta Coating Systems Dutch Holding B BV (Axalta Coating Systems U.S. Holdings, Inc.), Term B-3 Dollar Loan, 1.897% (LIBOR + 175 bps), 6/1/24	$2,363,313
5,738,145	Berry Global, Inc. (fka Berry Plastics Corp), Term Z Loan, 1.827% (LIBOR + 175 bps), 7/1/26	5,702,281
364,463	Pactiv Evergreen, Inc., Tranche B-1 US Term Loan, 2.854% (LIBOR + 275 bps), 2/5/23	364,184
440,464	PQ Corp., Third Amendment Tranche B-1 Term Loan, 2.436% (LIBOR + 225 bps), 2/7/27	440,189
	Total Chemicals, Plastics & Rubber	$8,869,967
	Computer & Electronics - 0.0%†
750,000(i)	Magenta Buyer LLC, First Lien Term Loan, 5/3/28	$ 750,803
	Total Computer & Electronics	$ 750,803
	Computers & Electronics - 0.3%
2,600,000	Ahead DB Holdings LLC, First Lien Term B Loan, 4.5% (LIBOR + 375 bps), 10/18/27	$2,608,733
498,750	athenahealth, Inc., First Lien Term B-1 Loan, 4.41% (LIBOR + 425 bps), 2/11/26	502,023
580,000	Celestica, Inc., Incremental Term B-2 Loan, 2.595% (LIBOR + 250 bps), 6/27/25	579,275
500,000	Endurance International Group Holdings, Inc., Initial Term Loan, 4.25% (LIBOR + 350 bps), 2/10/28	498,594
748,125	Energizer Holdings, Inc., First Lien Term Loan, 2.75% (LIBOR + 225 bps), 12/22/27	747,813
2,537,250	LogMeIn, Inc., First Lien Initial Term Loan, 4.827% (LIBOR + 475 bps), 8/31/27	2,535,400
3,432,330	NCR Corp., Initial Term Loan, 2.69% (LIBOR + 250 bps), 8/28/26	3,408,733
1,087,275	Pitney Bowes, Inc., Refinancing Tranche B Term Loan, 4.11% (LIBOR + 400 bps), 3/17/28	1,089,088
	Total Computers & Electronics	$11,969,659
	Construction & Building - 0.0%†
479,452	Pike Corp., 2028 Initial Term Loan, 3.11% (LIBOR + 300 bps), 1/21/28	$ 479,186
	Total Construction & Building	$ 479,186
	Consumer Durable - 0.0%†
1,604,688	ADS Tactical, Inc., Initial Term Loan, 6.75% (LIBOR + 575 bps), 3/19/26	$1,620,734
	Total Consumer Durable	$1,620,734
	Consumer Services - 0.0%†
928,186	Prime Security Services Borrower LLC (aka Protection 1 Security Solutions), First Lien 2021 Refinancing Term B-1 Loan, 3.5% (LIBOR + 275 bps), 9/23/26	$ 928,283
	Total Consumer Services	$ 928,283
	Diversified & Conglomerate Manufacturing - 0.0%†
904,422	Delos Finance S.a.r.l., New Term Loan, 1.897% (LIBOR + 175 bps), 10/6/23	$ 904,776
	Total Diversified & Conglomerate Manufacturing	$ 904,776
	Diversified & Conglomerate Service - 0.3%
995,000	Albany Molecular Research, Inc., First Lien 2020 Term Loan, 4.5% (LIBOR + 350 bps), 8/30/24	$ 997,985
1,975,755	Avis Budget Car Rental LLC, New Tranche B Term Loan, 2.36% (LIBOR + 225 bps), 8/6/27	1,937,885
952,156	Change Healthcare Holdings LLC, Closing Date Term Loan, 3.5% (LIBOR + 250 bps), 3/1/24	952,222
27,637	Convergint Technologies LLC, Delayed Draw Term Loan, 4.32% (LIBOR + 375 bps), 3/31/28	27,750
173,636	Convergint Technologies LLC, Term Loan, 4.5% (LIBOR + 375 bps), 3/31/28	174,353
460,064	DTI Holdco, Inc., Replacement B-1 Term Loan, 5.75% (LIBOR + 475 bps), 9/29/23	445,076
1,000,000	Edelman Financial Center LLC (fka Flight Debt Merger Sub, Inc.), First Lien 2021 Initial Term Loan, 4.5%, 4/7/28	1,002,083
500,000	FleetCor Technologies Operating Co. LLC, Term B-4 Loan, 1.854% (LIBOR + 175 bps), 4/28/28	499,610
1,925,000	Iqvia, Inc. (Quintiles IMS), Incremental Term B-2 Dollar Loan, 1.854% (LIBOR + 175 bps), 1/17/25	1,917,381
1,475,298	Outfront Media Capital LLC (Outfront Media Capital Corp.), Extended Term Loan, 1.841% (LIBOR + 175 bps), 11/18/26	1,454,091
1,500,000	Russell Investments US Institutional Holdco, Inc., 2025 Term Loan, 4.5%, 5/30/25	1,493,813
994,805	Team Health Holdings, Inc., Initial Term Loan, 3.75% (LIBOR + 275 bps), 2/6/24	968,158
	Total Diversified & Conglomerate Service	$11,870,407
	Diversified Natural Resources & Precious Metals - 0.0%†
995,000	84 Lumber Co., Term B-1 Loan, 3.75% (LIBOR + 300 bps), 11/13/26	$ 996,244
	Total Diversified Natural Resources & Precious Metals	$ 996,244
	Electronics - 0.3%
693,000	BY Crown Parent LLC, Initial B-1 Term Loan, 4.0% (LIBOR + 300 bps), 2/2/26	$ 693,866
1,125,000	CoreLogic, Inc. (fka First American Corp.), First Lien Initial Term Loan, 4.0% (LIBOR + 350 bps), 6/2/28	1,124,472
1,336,823	Dell International LLC (EMC Corp.), Refinancing Term B-2 Loan, 2.0% (LIBOR + 175 bps), 9/19/25	1,338,160
746,250	Flexera Software LLC (fka Flexera Software, Inc.), First Lien Term B-1 Loan, 4.5% (LIBOR + 375 bps), 3/3/28	748,915
399,000	Rackspace Technology Global, Inc., First Lien 2021 Term B Loan, 3.5% (LIBOR + 275 bps), 2/15/28	397,442
1,704,681	Science Applications International Corp., Tranche B2 Term Loan, 1.979% (LIBOR + 188 bps), 3/12/27	1,702,286
3,552,571	Scientific Games International, Inc., Initial Term B-5 Loan, 2.854% (LIBOR + 275 bps), 8/14/24	3,531,476
498,750	Spectrum Brands, Inc., 2021 Term Loan, 2.5% (LIBOR + 200 bps), 3/3/28	497,815
947,677	Ultra Clean Holdings, Inc., Second Amendment Term Loan B, 3.854%, 8/27/25	950,836
486,396	Verint Systems, Inc., Refinancing Term Loan, 2.086% (LIBOR + 200 bps), 6/28/24	484,572
915,588	Western Digital Corp., US Term B-4 Loan, 1.843% (LIBOR + 175 bps), 4/29/23	916,814
	Total Electronics	$12,386,654
Principal Amount USD ($)		Value
	Entertainment & Leisure - 0.1%
1,485,000(i)	Carnival Corp., Initial Advance (LIBOR + 750 bps), 6/30/25	$1,522,588
498,750	Churchill Downs, Inc., 2021 Incremental Term B Loan, 2.11% (LIBOR + 200 bps), 3/17/28	496,776
651,750	Enterprise Development Authority, Term Loan B, 5.0% (LIBOR + 425 bps), 2/28/28	655,009
845,750	Great Outdoors Group LLC, Term B-1 Loan, 5.0% (LIBOR + 425 bps), 3/6/28	851,867
1,246,875	Resideo Funding, Inc., Initial Term Loan, 2.75% (LIBOR + 225 bps), 2/11/28	1,245,316
	Total Entertainment & Leisure	$4,771,556
	Environmental Services - 0.0%†
1,324,161	GFL Environmental, Inc., 2020 Refinancing Term Loan, 3.5% (LIBOR + 300 bps), 5/30/25	$1,326,809
750,000	WIN Waste Innovations Holdings, Inc., Initial Term Loan, 3.25% (LIBOR + 275 bps), 3/24/28	749,179
	Total Environmental Services	$2,075,988
	Financial Services - 0.1%
2,493,750	Citadel Securities LP, 2021 Term Loan, 2.604% (LIBOR + 250 bps), 2/2/28	$2,471,306
484,142	EFS Cogen Holdings I LLC, Term B Loan, 4.5% (LIBOR + 350 bps), 10/1/27	484,359
947,625	Hudson River Trading LLC, Term Loan, 3.104% (LIBOR + 300 bps), 3/20/28	945,453
1,796,847	Trans Union LLC, 2019 Replacement Term B-5 Loan, 1.854% (LIBOR + 175 bps), 11/16/26	1,787,020
	Total Financial Services	$5,688,138
	Forest Products - 0.1%
997,500	ProAmpac PG Borrower LLC, First Lien 2020-1 Term Loan, 4.5% (LIBOR + 375 bps), 11/3/25	$1,000,410
2,600,000	Schweitzer-Mauduit International, Inc., Term Loan B, 4.5% (LIBOR + 375 bps), 2/9/28	2,570,750
	Total Forest Products	$3,571,160
	Gaming & Hotels - 0.0%†
500,000(i)	Hilton Grand Vacations Borrower LLC, Term Loan, 5/19/28	$ 500,860
847,875	Playtika Holding Corp., Term B-1 Loan, 2.854% (LIBOR + 275 bps), 3/13/28	845,418
	Total Gaming & Hotels	$1,346,278
	Healthcare - 0.3%
1,058,400	Alkermes, Inc., 2026 Term Loan, 3.0% (LIBOR + 250 bps), 3/12/26	$1,055,754
498,750	CNT Holdings I Corp, First Lien Initial Term Loan, 4.5% (LIBOR + 375 bps), 11/8/27	499,724
2,503,591	Grifols Worldwide Operations, Ltd., Dollar Tranche B Term Loan, 2.088% (LIBOR + 200 bps), 11/15/27	2,481,542
1,147,125	Horizon Therapeutics USA, Inc., Incremental Term B-2 Loan, 2.5% (LIBOR + 200 bps), 3/15/28	1,142,823
2,358,343	Horizon Therapeutics USA, Inc., Seventh Amendment Refinancing Term Loan, 2.375% (LIBOR + 200 bps), 5/22/26	2,348,764
850,000(i)	Padagis, Term B Loan, 6/30/28	846,813
1,246,875	Phoenix Guarantor, Inc. (aka Brightspring), Term Loan, 3.573% (LIBOR + 350 bps), 3/5/26	1,239,750
1,003,731	Service Logic Acquisition, Inc., First Lien Closing Date Initial Term Loan, 4.75% (LIBOR + 400 bps), 10/29/27	1,007,495
1,200,000	Sotera Health Holdings LLC, Refinancing, First Lien Term Loan, 3.25% (LIBOR + 275 bps), 12/11/26	1,197,375
	Total Healthcare	$11,820,040
	Healthcare & Pharmaceuticals - 0.1%
962,500	Alphabet Holding Co., Inc. (aka Nature's Bounty), First Lien Initial Term Loan, 3.604% (LIBOR + 350 bps), 9/26/24	$ 962,467
2,191,494	Milano Acquisition Corp., First Lien Term B Loan, 4.75% (LIBOR + 400 bps), 10/1/27	2,201,081
1,490,740	NMN Holdings III Corp., First Lien Closing Date Term Loan, 3.604% (LIBOR + 350 bps), 11/13/25	1,485,772
320,135	NMN Holdings III Corp., First Lien Delayed Draw Term Loan, 3.604% (LIBOR + 350 bps), 11/13/25	319,068
650,000(i)	Prestige Brands, Inc., Term Loan B, 7/3/28	651,300
206,154	Prestige Brands, Inc., Term B-4 Loan, 4.25% (PRIME + 100 bps), 1/26/24	206,504
	Total Healthcare & Pharmaceuticals	$5,826,192
	Healthcare, Education & Childcare - 0.2%
732,779	ATI Holdings Acquisition, Inc., First Lien Initial Term Loan, 4.5% (LIBOR + 350 bps), 5/10/23	$ 733,390
2,062,500	Bausch Health Cos., Inc. (fka Valeant Pharmaceuticals International, Inc.), First Incremental Term Loan, 2.854% (LIBOR + 275 bps), 11/27/25	2,049,609
2,332,421	Bausch Health Cos., Inc. (fka Valeant Pharmaceuticals International, Inc.), Initial Term Loan, 3.104% (LIBOR + 300 bps), 6/2/25	2,325,863
1,125,000	Jazz Pharmaceuticals Public Ltd., Co., Initial Dollar Term Loan, 4.0% (LIBOR + 350 bps), 5/5/28	1,130,525
1,500,000	Organon & Co., Dollar Term Loan, 3.5% (LIBOR + 300 bps), 6/2/28	1,503,081
1,466,250	Vizient, Inc., Term B-6 Loan, 2.104% (LIBOR + 200 bps), 5/6/26	1,457,269
	Total Healthcare, Education & Childcare	$9,199,737
	Home Furnishings - 0.0%†
1,000,000(i)	Herman Miller, Inc., Term Loan B, 6/29/28	$1,001,250
497,500	Weber-Stephen Products LLC, Initial Term B Loan, 4.0% (LIBOR + 325 bps), 10/30/27	498,921
	Total Home Furnishings	$1,500,171
	Hotel, Gaming & Leisure - 0.2%
1,194,039	1011778 B.C. Unlimited Liability Co. (New Red Finance, Inc.) (aka Burger King/Tim Hortons), Term B-4 Loan, 1.854% (LIBOR + 175 bps), 11/19/26	$1,179,113
1,967,764	Boyd Gaming Corp., Refinancing Term B Loan, 2.338% (LIBOR + 225 bps), 9/15/23	1,967,988
1,492,268	Caesars Resort Collection LLC, Term B Loan, 2.854% (LIBOR + 275 bps), 12/23/24	1,481,154
1,632,883	Flutter Entertainment Plc, USD Term Loan, 3.647% (LIBOR + 350 bps), 7/10/25	1,638,861
1,495,837	Station Casinos LLC, Term B-1 Facility Loan, 2.5% (LIBOR + 225 bps), 2/8/27	1,480,785
	Total Hotel, Gaming & Leisure	$7,747,901
Principal Amount USD ($)		Value
	Insurance - 0.2%
980,000	Alliant Holdings Intermediate LLC, 2019 New Term Loan, 3.354% (LIBOR + 325 bps), 5/9/25	$ 971,119
4,213,501	Asurion LLC (fka Asurion Corp.), New B-7 Term Loan, 3.104% (LIBOR + 300 bps), 11/3/24	4,175,318
1,191,357	Asurion LLC (fka Asurion Corp.), New B-8 Term Loan, 3.354% (LIBOR + 325 bps), 12/23/26	1,179,164
997,500	Asurion LLC (fka Asurion Corp.), New B-9 Term Loan, 3.354% (LIBOR + 325 bps), 7/31/27	987,318
336,875	USI, Inc. (fka Compass Investors, Inc.), 2017 New Term Loan, 3.147% (LIBOR + 300 bps), 5/16/24	334,228
	Total Insurance	$7,647,147
	Leasing - 0.1%
1,144,959	Avolon TLB Borrower 1 (US) LLC, Term B-3 Loan, 2.5% (LIBOR + 175 bps), 1/15/25	$ 1,143,272
1,368,172	Avolon TLB Borrower 1 (US) LLC, Term B-4 Loan, 2.25% (LIBOR + 150 bps), 2/12/27	1,353,946
497,500	Avolon TLB Borrower 1 (US) LLC, Term B-5 Loan, 3.25% (LIBOR + 250 bps), 12/1/27	498,153
1,035,186	Fly Funding II S.a.r.l., Replacement Term Loan, 1.92% (LIBOR + 175 bps), 8/11/25	1,019,658
967,500	IBC Capital I, Ltd. (aka Goodpack, Ltd.), First Lien Tranche B-1 Term Loan, 3.875% (LIBOR + 375 bps), 9/11/23	961,151
	Total Leasing	$4,976,180
	Leisure & Entertainment - 0.1%
466,250	E.W. Scripps Co., Term Loan B3, 3.75%, 1/7/28	$ 466,703
1,220,288	Fitness International LLC, Term B Loan, 4.25% (LIBOR + 325 bps), 4/18/25	1,169,952
1,000,000	WMG Acquisition Corp., Tranche G Term Loan, 2.229% (LIBOR + 213 bps), 1/20/28	993,542
	Total Leisure & Entertainment	$2,630,197
	Machinery - 0.0%†
94,697	Clark Equipment Co. (aka Doosan Bobcat, Inc.), Repriced 2019 Term Loan, 1.982%, 5/18/24	$ 94,085
1,234,571	CTC AcquiCo GmbH, Facility B2, 2.885% (LIBOR + 275 bps), 3/7/25	1,208,852
139,013	Gardner Denver, Inc., 2020 GDI Tranche B-2 Dollar Term Loan, 1.854% (LIBOR + 175 bps), 3/1/27	137,635
226,943	Terex Corp., Incremental US Term Loan, 2.75% (LIBOR + 200 bps), 1/31/24	226,849
	Total Machinery	$1,667,421
	Media - 0.2%
2,500,000	Cable One, Inc., Incremental Term B-4 Loan, 2.104% (LIBOR + 200 bps), 5/3/28	$2,492,577
1,335,308	CSC Holdings LLC (fka CSC Holdings, Inc. (Cablevision)), October 2018 Incremental Term Loan, 2.323% (LIBOR + 225 bps), 1/15/26	1,319,243
1,100,000(i)	Univision Communications, Inc., Term Loan B, 5/5/28	1,099,038
2,175,000	Ziggo Financing Partnership, Term Loan I Facility, 2.573% (LIBOR + 250 bps), 4/30/28	2,156,573
	Total Media	$7,067,431
	Metals & Mining - 0.1%
650,000	Atkore International, Inc., Initial Term Loan, 2.5% (LIBOR + 200 bps), 5/26/28	$ 650,406
850,000	Harsco Corp., Term Loan, 2.75% (LIBOR + 225 bps), 3/10/28	844,953
1,813,139	Phoenix Guarantor, Inc. (aka Brightspring), First Lien Tranche B-1 Term Loan, 3.341% (LIBOR + 325 bps), 3/5/26	1,802,940
	Total Metals & Mining	$3,298,299
	Oil & Gas - 0.1%
3,543,004	Centurion Pipeline Co. LLC (fka Lotus Midstream LLC), Initial Term Loan, 3.354% (LIBOR + 325 bps), 9/29/25	$3,503,146
1,000,000(i)	DT Midstream, Inc., Initial Term Loan, 6/26/28	1,002,891
974,031	Traverse Midstream Partners LLC, Advance Term Loan, 6.5% (LIBOR + 550 bps), 9/27/24	980,119
	Total Oil & Gas	$5,486,156
	Personal, Food & Miscellaneous Services - 0.0%†
1,206,625	Option Care Health, Inc., Term B Loan, 3.854% (LIBOR + 375 bps), 8/6/26	$1,208,133
	Total Personal, Food & Miscellaneous Services	$1,208,133
	Printing & Publishing - 0.0%†
750,000	Cimpress Plc, Tranche B-1 Term Loan, 4.0% (LIBOR + 350 bps), 5/17/28	$ 748,359
1,192,528	Red Ventures LLC (New Imagitas, Inc.), First Lien Term B-2 Loan, 2.604% (LIBOR + 250 bps), 11/8/24	1,178,473
	Total Printing & Publishing	$1,926,832
	Professional & Business Services - 0.3%
1,965,075	Amentum Government Services Holdings LLC, First Lien Tranche 2 Term Loan, 5.5% (LIBOR + 475 bps), 1/29/27	$1,985,954
1,000,000	Ankura Consulting Group LLC, First Lien Closing Date Term Loan, 5.25% (LIBOR + 450 bps), 3/17/28	1,003,750
982,500	Clear Channel Outdoor Holdings, Inc., Term B Loan, 3.686% (LIBOR + 350 bps), 8/21/26	960,547
2,905,197	Elanco Animal Health, Inc., Term Loan, 1.842% (LIBOR + 175 bps), 8/1/27	2,867,587
497,468	Ensemble RCM LLC, Closing Date Term Loan, 3.936% (LIBOR + 375 bps), 8/3/26	498,298
1,000,000(i)	Fairbanks Morse Defense, Term Loan, 6/23/28	1,002,500
299,184(i)	ICON Luxembourg S.a.r.l., Term Loan B, 6/16/28	300,119
2,200,816(i)	ICON Luxembourg S.a.r.l., Term Loan B, 6/16/28	2,207,694
1,225,000	MYOB US Borrower LLC, First Lien Initial US Term Loan, 4.104% (LIBOR + 400 bps), 5/6/26	1,219,895
997,500	Petco Health & Wellness Co., Inc., First Lien Initial Term Loan, 4.0% (LIBOR + 325 bps), 3/3/28	997,055
415,625	PPD, Inc., Initial Term Loan, 2.75% (LIBOR + 225 bps), 1/13/28	415,599
744,375	Pre-Paid Legal Services, Inc. (aka LegalShield), Incremental Term Loan, 4.75% (LIBOR + 400 bps), 5/1/25	747,166
500,000	Verscend Holding Corp., Term B-1 Loan, 4.104% (LIBOR + 400 bps), 8/27/25	502,083
794,690	Victory Capital Holdings, Inc., Tranche B-2 Term Loan, 2.444% (LIBOR + 225 bps), 7/1/26	790,385
	Total Professional & Business Services	$15,498,632
Principal Amount USD ($)		Value
	Real Estate - 0.0%†
1,250,000(i)	RE/MAX LLC (fka RE/MAX International LLC), Term Loan B, 6/23/28	$1,250,000
	Total Real Estate	$1,250,000
	Retailing - 0.1%
1,588,000	Asplundh Tree Expert LLC, Amendment No. 1 Term Loan, 1.854% (LIBOR + 175 bps), 9/7/27	$1,585,132
1,500,000	Garrett LX I S.a.r.l., Term Loan B, 3.75% (LIBOR + 325 bps), 4/30/28	1,508,437
1,848,077	KFC Holding Co. (aka Yum! Brands), 2021 Term B Loan, 1.833% (LIBOR + 175 bps), 3/15/28	1,852,533
750,000	PetSmart LLC, Initial Term Loan, 4.5% (LIBOR + 375 bps), 2/11/28	751,406
	Total Retailing	$5,697,508
	Securities & Trusts - 0.1%
997,500	CCRR Parent, Inc., First Lien Initial Term Loan, 5.0% (LIBOR + 425 bps), 3/6/28	$1,004,670
281,632	RPI Intermediate Finance Trust, Term B-1 Term Facility, 1.854% (LIBOR + 175 bps), 2/11/27	280,576
1,000,000(i)	Zebra Buyer LLC, Term Loan, 4/21/28	1,004,479
	Total Securities & Trusts	$2,289,725
	Telecommunications - 0.4%
2,468,503	Ciena Corp., Refinancing Term Loan, 1.843% (LIBOR + 175 bps), 9/26/25	$2,470,046
3,403,419	Go Daddy Operating Co. LLC (GD Finance Co., Inc.), Tranche B-2 Term Loan, 1.854%, 2/15/24	3,380,793
1,237,500	Go Daddy Operating Co. LLC (GD Finance Co., Inc.), Tranche B-4 Term Loan, 2.104% (LIBOR + 200 bps), 8/10/27	1,231,657
3,990,234	Level 3 Financing, Inc., Tranche B 2027 Term Loan, 1.854% (LIBOR + 175 bps), 3/1/27	3,937,862
4,984,149	Lumen Technologies, Inc. Term B Loan, 2.354% (LIBOR + 225 bps), 3/15/27	4,925,352
1,484,673	Virgin Media Bristol LLC, N Facility, 2.573% (LIBOR + 250 bps), 1/31/28	1,473,306
1,025,000	Virgin Media Bristol LLC, Term Q Loan, 3.353% (LIBOR + 325 bps), 1/31/29	1,024,599
1,044,709	Windstream Services II LLC, Initial Term Loan, 7.25% (LIBOR + 625 bps), 9/21/27	1,049,279
	Total Telecommunications	$19,492,894
	Transportation - 0.1%
997,500	Daseke Cos., Inc., 2021 Initial Term Loan, 4.75% (LIBOR + 400 bps), 3/9/28	$ 998,539
2,386,440	Envision Healthcare Corp., Initial Term Loan, 3.854% (LIBOR + 375 bps), 10/10/25	2,049,355
64,381	Syncreon Group BV, Second Out Term Loan, 7.0% (LIBOR + 600 bps), 4/1/25	64,622
	Total Transportation	$3,112,516
	Utilities - 0.1%
747,875	Calpine Construction Finance Co., LP, Term B Loan, 2.104% (LIBOR + 200 bps), 1/15/25	$ 739,929
491,250	Calpine Corp., Term Loan, 2.104% (LIBOR + 200 bps), 8/12/26	485,655
1,917,938	Compass Power Generation, LLC, Tranche B-1 Term Loan, 4.5% (LIBOR + 350 bps), 12/20/24	1,901,754
2,471,819	Eastern Power LLC (Eastern Covert Midco LLC) (aka TPF II LC LLC), Term Loan, 4.75% (LIBOR + 375 bps), 10/2/25	2,213,603
561,071	Vistra Operations Co. LLC (fka Tex Operations Co. LLC), 2018 Incremental Term Loan, 1.85% (LIBOR + 175 bps), 12/31/25	557,915
	Total Utilities	$5,898,856
	TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
	(Cost $243,513,429)	$243,473,867
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.9% of Net Assets
10,000,000	Fannie Mae, 1.5%, 7/1/36 (TBA)	$10,112,590
30,000,000	Fannie Mae, 2.0%, 7/1/36 (TBA)	30,953,004
4,892(a)	Fannie Mae, 2.091% (2 Month USD LIBOR + 167 bps), 1/1/48	4,972
6,277(a)	Fannie Mae, 2.283% (1 Year CMT Index + 210 bps), 9/1/32	6,419
5,858(a)	Fannie Mae, 2.295% (1 Year CMT Index + 217 bps), 2/1/34	5,807
6,493(a)	Fannie Mae, 2.319% (1 Year CMT Index + 219 bps), 10/1/32	6,479
38(a)	Fannie Mae, 2.362% (1 Year CMT Index + 211 bps), 11/1/23	38
151,500,000	Fannie Mae, 2.5%, 7/1/51 (TBA)	156,796,582
1,494(a)	Federal Home Loan Mortgage Corp., 2.375% (2 Month USD LIBOR + 200 bps), 11/1/33	1,499
303(a)	Federal Home Loan Mortgage Corp., 2.603% (1 Year CMT Index + 230 bps), 10/1/23	304
646(a)	Federal Home Loan Mortgage Corp., 4.371% (5 Year CMT Index + 212 bps), 6/1/35	649
411(a)	Government National Mortgage Association II, 2.0% (1 Year CMT Index + 150 bps), 1/20/22	413
90,000,000(j)	U.S. Treasury Bills, 7/20/21	89,997,803
110,000,000(j)	U.S. Treasury Bills, 7/27/21	109,996,822
25,000,000	U.S. Treasury Notes, 2.875%, 10/15/21	25,204,124
	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
	(Cost $423,307,163)	$423,087,505
	TEMPORARY CASH INVESTMENTS - 6.0% of Net Assets
	COMMERCIAL PAPERS - 2.2%
10,000,000	Canadian Natural Resources, Ltd., 0.23%, 7/12/21	$9,999,543
5,000,000	CenterPoint Energy, Inc., 0.12%, 7/1/21	4,999,983
20,598,000	ConAgra Foods, 0.2%, 7/1/21	20,597,821
500,000	Duke Energy Co., 0.09%, 7/1/21	499,999
10,000,000	Energy Transfer LP, 0.35%, 7/1/21	9,999,916
15,000,000	Fidelity National Title Co., 0.19%, 7/7/21	14,999,614
20,500,000	Prudential Fund, 0.06%, 7/1/21	20,499,965
23,180,000	Smithfield Foods, Inc., 0.18%, 7/1/21	23,179,870
		$104,776,711
	CERTIFICATE OF DEPOSIT - 0.2%
6,100,000(a)	Lloyds Bank Corporate Markets Plc, 0.74% (3 Month USD LIBOR + 55 bps), 7/19/21	$6,101,722

Principal Amount USD ($)		Value
	REPURCHASE AGREEMENTS - 3.6%
24,520,000
$24,520,000 Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.1%, dated 6/30/21 plus accrued interest on 7/01/21 collateralized by $25,010,400 Government National Mortgage Association, 2.4-4.1%, 3/15/48-6/15/61.
		$ 24,520,000
49,130,000	$49,130,000 RBC Capital Markets LLC, 0.1%, dated 6/30/21 plus accrued interest on 7/1/21 collateralized by $50,112,690 U.S. Treasury Note, 0.1-1.8%, 12/15/22-3/31/28.	49,130,000
49,130,000	$49,130,000 ScotiaBank, 0.1%, dated 6/30/21 plus accrued interest on 7/1/21 collateralized by $50,112,672 Federal Farm Credit Banks Consolidated Systemwide Bonds, 2.25%, 2/15/27.	49,130,000
24,565,000	$24,565,000 TD Securities USA LLC, 0.1%, dated 6/30/21 plus accrued interest on 7/1/21 collateralized by $25,057,136 Federal Farm Credit Banks Consolidated Systemwide Bonds, 0.1%, 12/21/22.	24,565,000
24,565,000	$24,565,000 TD Securities USA LLC, 0.1%, dated 6/30/21 plus accrued interest on 7/1/21 collateralized by $25,056,373 U.S. Treasury Bond, 1.9%, 2/15/41.	24,565,000
		$171,910,000
	TOTAL TEMPORARY CASH INVESTMENTS
	(Cost $282,786,677)	$282,788,433
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 102.9%
	(Cost $4,864,493,763)	$4,861,829,069
	OTHER ASSETS AND LIABILITIES - (2.9)%	$(139,282,827)
	NET ASSETS - 100.0%	$4,722,546,242

bps	Basis Points.
CMT	Constant Maturity Treasury Index.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
LIBOR	London Interbank Offered Rate.
PRIME	U.S. Federal Funds Rate.
REMICS	Real Estate Mortgage Investment Conduits.
SOFRRATE	Secured Overnight Financing Rate.
Strips	Separate trading of Registered interest and principal of securities.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At June 30, 2021, the value of these securities amounted to $2,662,952,435, or 56.4% of net assets.

(TBA)	“To Be Announced” Securities.

†	Amount rounds to less than 0.1%.
*
Senior secured floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at June 30, 2021.

+	Security that used significant unobservable inputs to determine its value.
(a)	Floating rate note. Coupon rate, reference index and spread shown at June 30, 2021.
(b)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at June 30, 2021.
(c)	Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date. The rate shown is the rate at June 30, 2021.
(d)	Security is perpetual in nature and has no stated maturity date.
(e)	Issued as participation notes.
(f)	Non-income producing security.
(g)	Issued as preference shares.
(h)	Consists of Revenue Bonds unless otherwise indicated.
(i)	This term loan will settle after June 30, 2021, at which time the interest rate will be determined.
(j)	Security issued with a zero coupon. Income is recognized through accretion of discount.
#	Securities are restricted as to resale.

Restricted Securities	Acquisition date	Cost	Value
Ailsa Re 2019	6/7/2019	$ 2,750,000	$2,940,363
Akibare Re	3/22/2018	500,000	500,150
Akibare Re	3/22/2018	250,000	250,100
Alamo Re II	5/29/2020	2,500,000	2,593,250
Alturas Re 2019-1	12/20/2018	2,000	5,446
Alturas Re 2019-2	12/19/2018	36,448	50,047
Bantry Re 2016	2/6/2019	201,500	201,500
Bantry Re 2017	2/6/2019	116,928	116,882
Bantry Re 2018	2/6/2019	22,757	22,800
Bantry Re 2019	2/1/2019	–	135,855
Berwick Re 2017-1	1/5/2017	–	–
Berwick Re 2018-1	1/10/2018	844,301	491,956
Berwick Re 2019-1	12/31/2018	437,104	437,135
Bonanza Re	2/13/2020	1,500,000	1,509,750
Bonanza Re	12/15/2020	2,000,000	2,010,400
Bowline Re	3/12/2019	250,000	253,850
Bowline Re	6/17/2020	246,050	251,175
Caelus Re V	4/27/2017	125,000	62,500
Caelus Re V	5/4/2018	500,000	350,000
Caelus Re V	5/4/2018	750,000	75,000
Caelus Re VI	2/20/2020	750,000	774,750
Carnoustie Re 2017	1/5/2017	475,515	263,600
Restricted Securities	Acquisition date	Cost	Value
Castle Stuart Re 2018	12/20/2017	$ 315,273	$ 13,050
Cypress Re 2017	1/24/2017	3,361	100
Denning Re	11/9/2020	2,937,354	3,024,808
Dingle Re 2019	3/4/2019	–	10,263
Dingle Re 2020	2/13/2020	232,875	258,623
Easton Re Pte	12/15/2020	4,500,000	4,522,950
Eden Re II	1/22/2019	4,198	188,642
Eden Re II	12/14/2018	1,152	21,448
Eden Re II	1/23/2018	2,621	31,307
Eden Re II	12/15/2017	4,482	19,397
First Coast Re II Pte	6/15/2020	685,851	705,670
FloodSmart Re	4/10/2019	500,000	486,800
Formby Re 2018	7/9/2018	220,653	278,387
Fortius Re II	7/13/2017	500,000	500,000
Four Lakes Re	11/5/2020	1,750,000	1,749,300
Gullane Re 2018	3/26/2018	218,739	361,093
Harambee Re 2018	12/19/2017	100,818	5,600
Harambee Re 2019	12/20/2018	–	20,400
Herbie Re	10/19/2020	500,000	527,800
Hypatia	7/10/2020	1,000,000	1,048,000
Hypatia	7/10/2020	2,500,000	2,613,000
Integrity Re	4/19/2018	2,495,818	2,486,250
International Bank for Reconstruction & Development	2/28/2020	500,000	510,500
International Bank for Reconstruction & Development	2/28/2020	500,000	507,200
Kilimanjaro II Re	4/6/2017	1,700,000	1,706,970
Kilimanjaro Re	6/12/2020	247,077	250,250
Limestone Re	6/20/2018	1,771	132,417
Limestone Re 2016-1	12/15/2016	3,300	2,250
Limestone Re 2016-1	12/15/2016	1,980	1,350
Limestone Re 2018	6/20/2018	2,000	–
Lion Rock Re 2019	12/17/2018	–	2,650
Long Point Re III	5/17/2018	1,250,000	1,254,750
Lorenz Re 2018	6/26/2018	858,679	20,400
Lorenz Re 2019	6/26/2019	870,792	301,076
Matterhorn Re	6/5/2020	395,830	389,920
Matterhorn Re	1/29/2020	1,497,812	1,499,100
Matterhorn Re	4/30/2020	250,000	252,625
Matterhorn Re	6/25/2020	2,390,842	2,335,250
Matterhorn Re	6/25/2020	2,250,000	2,275,650
Matterhorn Re	11/24/2020	3,000,000	3,001,800
Matterhorn Re	11/24/2020	1,500,000	1,504,500
Matterhorn Re 2020-1	12/20/2019	2,000,000	1,987,800
Merion Re 2018-2	12/28/2017	123,456	496,500
Merna Reinsurance II	6/8/2021	2,200,000	2,198,900
Mona Lisa Re	6/22/2021	1,000,000	1,004,000
Mystic Re IV	6/9/2021	4,000,000	3,999,600
Nakama Re	9/21/2016	699,183	699,090
Northshore Re II	12/2/2020	1,500,000	1,541,250
Oakmont Re 2017	5/10/2017	–	14,700
Pangaea Re 2016-2	5/31/2016	–	2,675
Pangaea Re 2018-1	12/26/2017	285,564	42,109
Pangaea Re 2018-3	5/31/2018	963,444	82,974
Pangaea Re 2019-1	1/9/2019	29,397	58,345
Pangaea Re 2019-3	7/25/2019	88,238	105,800
Pangaea Re 2021-3	6/17/2021	4,000,000	4,000,000
Port Royal Re 2019	5/20/2019	3,682,625	4,116,400
Port Royal Re 2021	6/17/2021	3,093,520	3,113,812
Portrush Re 2017	6/12/2017	613,588	510,480
Residential Reinsurance 2017	11/3/2017	2,900,000	2,892,750
Residential Reinsurance 2020	10/30/2020	1,500,000	1,519,500
Resilience Re	4/13/2017	6,535	–
Resilience Re	2/8/2017	1,209	–
Sanders Re	6/12/2020	246,389	248,125
Sanders Re II	5/24/2021	3,000,000	2,995,500
Sanders Re II	5/20/2020	250,000	252,325
Sector Re V	12/4/2018	813,114	502,902
Sector Re V	1/1/2020	160,000	432,806
Sector Re V	4/23/2019	800,000	494,994
Sector Re V	5/1/2019	1,861	31,963
St. Andrews Re 2017-1	1/5/2017	–	–
St. Andrews Re 2017-4	3/31/2017	–	171,018
Sussex Capital UK Pcc	12/7/2020	1,000,000	1,023,100
Tailwind Re	12/20/2017	3,349,661	3,318,175
Thopas Re 2018	12/12/2017	98,106	3,750
Thopas Re 2019	12/21/2018	113,673	135,300
Torrey Pines Re Pte	3/12/2021	1,000,000	998,000
Ursa Re	9/7/2018	998,182	1,002,400
Ursa Re	11/20/2019	746,162	768,750
Ursa Re II	10/8/2020	4,000,000	4,148,400
Versutus Re 2018	1/31/2018	1,318	–
Restricted Securities	Acquisition date	Cost	Value
Versutus Re 2019-A	1/28/2019	$ –	$ 45,186
Versutus Re 2019-B	12/24/2018	–	35,012
Viribus Re 2018	12/22/2017	59,175	–
Viribus Re 2019	12/27/2018	–	104,250
Vitality Re X	1/31/2020	1,749,176	1,697,657
Vitality Re X	2/3/2020	3,497,876	3,431,820
Vitality Re X	1/23/2020	3,000,000	2,940,000
Vitality Re XI	1/23/2020	1,244,496	1,218,750
Woburn Re 2018	3/20/2018	610,386	126,599
Woburn Re 2019	1/30/2019	211,290	239,345
Total Restricted Securities			$102,870,867
% of Net assets			2.2%

FUTURES CONTRACTS

FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
1,060	U.S. 2 Year Note (CBT)	9/30/21	$(233,895,844)	$(233,539,531)	$356,313
620	U.S. 5 Year Note (CBT)	9/30/21	(76,682,969)	(76,526,407)	156,562
500	U.S. 10 Year Note (CBT)	9/21/21	(65,863,625)	(66,250,000)	(386,375)
275	U.S. Long Bond (CBT)	9/21/21	(42,900,000)	(44,206,250)	(1,306,250)
			$(419,342,438)	$(420,522,188)	$(1,179,750)

TOTAL FUTURES CONTRACTS			$(419,342,438)	$(420,522,188)	$(1,179,750)

Principal amounts are denominated in U.S. dollars ("USD") unless otherwise noted.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - unadjusted quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of June 30, 2021, in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$–	$1,222,079,961	$–	$1,222,079,961
Collateralized Mortgage Obligations	–	735,668,620	–	735,668,620
Commercial Mortgage-Backed Securities	–	457,382,097	–	457,382,097
Corporate Bonds	–	1,394,469,089	–	1,394,469,089
Insurance-Linked Securities
Collateralized Reinsurance
Multiperil - Massachusetts	–	–	3,024,808	3,024,808
Multiperil - U.S.	–	–	7,499,098	7,499,098
Multiperil - U.S. Regional	–	–	2,940,363	2,940,363
Multiperil - Worldwide	–	–	136,117	136,117
Windstorm - Florida	–	–	788,867	788,867
Windstorm - U.S. Regional	–	–	14,700	14,700
Reinsurance Sidecars
Multiperil - U.S.	–	–	302,650	302,650
Multiperil - Worldwide	–	–	9,519,162	9,519,162
All Other Insurance-Linked Securities	–	78,645,102	–	78,645,102
Municipal Bond	–	8,630	–	8,630
Senior Secured Floating Rate Loan Interests	–	243,473,867	–	243,473,867
U.S. Government and Agency Obligations	–	423,087,505	–	423,087,505
Commercial Papers	–	104,776,711	–	104,776,711
Certificate of Deposit	–	6,101,722	–	6,101,722
Repurchase Agreements	–	171,910,000	–	171,910,000
Total Investments in Securities	$–	$4,837,603,304	$24,225,765	$4,861,829,069
Other Financial Instruments
Net unrealized depreciation on futures contracts	$(1,179,750)	$–	$–	$(1,179,750)
Total Other Financial Instruments	$(1,179,750)	$–	$–	$(1,179,750)

Schedule of Investments | 6/30/21 (unaudited) (continued)

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

	Asset Backed Securities	Insurance- Linked Securities	Total
Balance as of 3/31/21	$ 17,200,000	$ 17,636,127	$ 34,836,127
Realized gain (loss)	–	–	–
Change in unrealized appreciation (depreciation)	–	(93,581)	(93,581)
Accrued discounts/premiums	–	1,386	1,386
Purchases	–	7,092,136	7,092,136
Sales	–	(410,303)	(410,303)
Transfers in to Level 3*	–	–	–
Transfers out of Level 3*	(17,200,000)	–	(17,200,000)
Balance as of 6/30/21	$ –	$ 24,225,765	$ 24,225,765
*
Transfers are calculated on the beginning of period value. For the three months ended June 30, 2021, securities with an aggregate market value of $17,200,000 were transferred from Level 3 to Level 2, as there were significant observable inputs available to determine their value. There were no other transfers in and out of Level 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at June 30, 2021: $202,144.